As filed with the Securities and Exchange Commission on September 13, 2002
                                Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
Post-Effective Amendment No. 45                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
Amendment No. 46                                                    [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                Jeffrey C. Cusick
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                  Ropes & Gray
                               One Franklin Square
                          1301 K Street, Suite 800 East
                              Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b)
[_] On ______ pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On _____ pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[X] On November 30 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

Fifth Third Government Money Market Fund
Fifth Third Prime Money Market Fund
Fifth Third Municipal Money Market Fund
Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third U.S. Treasury Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third Institutional Money Market Fund
Fifth Third Michigan Municipal Money Market Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

Fifth Third Micro Cap Value Fund                        Fifth Third LifeModel Moderately Conservative Fund/SM/
Fifth Third Small Cap Growth Fund                       Fifth Third LifeModel Moderate Fund/SM/
Fifth Third Mid Cap Growth Fund                         Fifth Third LifeModel Moderately Aggressive Fund/SM/
Fifth Third Technology Fund                             Fifth Third LifeModel Aggressive Fund/SM/
Fifth Third Large Cap Opportunity Fund                  Fifth Third Michigan Municipal Bond Fund
Fifth Third Quality Growth Fund                         Fifth Third Ohio Municipal Bond Fund
Fifth Third Equity Index Fund                           Fifth Third Municipal Bond Fund
Fifth Third Large Cap Core Fund                         Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                        Fifth Third Intermediate Bond Fund
Fifth Third Disciplined Large Cap Value Fund            Fifth Third Short Term Bond Fund
Fifth Third International Equity Fund                   Fifth Third U.S. Government Bond Fund
Fifth Third International GDP Fund                      Fifth Third Prime Money Market Fund
Fifth Third Worldwide Fund                              Fifth Third Government Money Market Fund
Fifth Third Balanced Fund                               Fifth Third Michigan Municipal Money Market Fund
Fifth Third Strategic Income Fund                       Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Conservative Fund/SM/

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectus for these Funds filed with the Securities and Exchange Commission under Rule 485(a) on July 3, 2002.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(a) on July 3, 2002.

                             Fifth Third Funds logo

                                Fifth Third Funds

                              Small Cap Value Fund
                              Institutional Shares
                                 Advisor Shares
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares

Prospectus
__________________, 2002

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Small Cap Value Fund
Institutional Shares
Advisor Shares
Class A Shares
Class B Shares
Class C Shares

Overview

This section provides important information about the Fifth Third Small Cap Value Fund (the "Fund", a separate series of Fifth Third Funds, including:

..       the investment objective,
..       principal investment strategies, and
..       principal risks


The Fifth Third Small Cap Value Fund is managed by Fifth Third Asset Management Inc.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Fund may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

                                Table of Contents

Objectives, Strategies and Risks                                    Page
--------------------------------                                    ----
Small Cap Value Fund                                                 3

Shareholder Fees and Fund Expenses
----------------------------------

Fee Tables                                                           5
Expense Examples                                                     5

Additional Information About the Funds
--------------------------------------

Investment Practices                                                 6
Investment Risks                                                     9

Fund Management
---------------

Investment Advisor                                                   11
Portfolio Manager                                                    11

Shareholder Information
-----------------------

Purchasing and Selling Fund Shares                                   12
Purchasing and Adding to Your Shares                                 12
Shareholder Contact Information                                      12
Selling Your Shares                                                  15
Exchanging Your Shares                                               16
Distribution Arrangements/Sales Charges for the Fund                 17
Dividends and Capital Gains                                          23
Taxation                                                             23

Fifth Third Small Cap Value Fund
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $2 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors such as relatively low ratios of share price to book value, net asset value, earnings, and cash flow. Securities which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values will generally be considered attractive investments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Small Cap Value Fund
LOGO

Volatility and Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon estimated amounts for the current fiscal year.

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                                Fifth Third Small Cap Value Fund
                                                                                --------------------------------

Shareholder Fees

                                                            Institutional         Advisor       Class A      Class B      Class C
Maximum Sales Charge (Load) Imposed on Purchases                 None             None          5.00%        None         None
Maximum Sales Charge (Load) Imposed on Reinvested                None             None          None         None         None
  Dividends
Maximum Deferred Sales Load                                      None             None          None         5.00%/1/    1.00%/2/

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                                                  0.90%           0.90%          0.90%        0.90%       0.90%
Distribution (12b-1) fees                                        None            0.50%          0.25%        1.00%       0.75%
Other expenses/3/                                                0.60%           0.60%          0.60%        0.60%       0.85%
Total Annual Fund Operating Expenses                             1.50%           2.00%          1.75%        2.50%       2.50%
Fee Waiver and/or Expense Reimbursement/4/                       0.25%           0.25%          0.25%        0.25%       0.25%
Net Expenses                                                     1.25%           1.75%          1.50%        2.25%       2.25%

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately 8 years after purchase, Class B shares automatically convert to Class A shares.
/2/ The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.
/3/ Other expenses are based on estimated amounts for the current fiscal year. /4/ The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.25% for Institutional shares; 1.75% for Advisor shares; 1.50% for Class A shares, 2.25% for Class B shares; and 2.25% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2003. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Expense Example

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Fifth Third Small Cap Value Fund                         1 Year      3 Years

         Institutional Shares                          $127         $  450
         Advisor Shares                                $178         $  603
         Class A Shares                                $645         $1,000
         Class B Shares
                  Assuming Redemption                  $728         $1,055
                  Assuming No Redemption               $228         $  755
         Class C Shares

                  Assuming Redemption                  $328         $  755
                  Assuming No Redemption               $228         $  755

Additional Information About the Funds' Investments

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

--------------------------------------------------------------------------------------

                               INSTRUMENT                                          RISK TYPE
                               ----------                                          ---------

American Depositary Receipts (ADRs): ADRs are foreign shares of a company held    Market
by a U.S. bank that issues a receipt evidencing ownership.                        Political
                                                                                  Foreign
                                                                                  Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by   Credit
a commercial bank. Maturities are generally six months or less.                   Liquidity
                                                                                  Market
                                                                                  Interest Rate

Bonds: Interest-bearing or discounted securities that obligate the issuer to pay  Market
the bondholder a specified sum of money, usually at specific intervals, and to    Credit
repay the principal amount of the loan at maturity.                               Interest Rate

Call and Put Options: A call option gives the buyer the right to buy, and         Management
obligates the seller of the option to sell, a security at a specified price. A    Liquidity
put option gives the buyer the right to sell, and obligates the seller of the     Credit
option to buy a security at a specified price.                                    Market
                                                                                  Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.           Market
                                                                                  Credit
                                                                                  Liquidity
                                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by     Credit
corporations and other entities. Maturities generally vary from a few days to     Liquidity
nine months.                                                                      Market
                                                                                  Interest Rate


Common Stock: Shares of ownership of a company.                                   Market

Convertible Securities: Bonds or preferred stock that convert to common stock.    Market
                                                                                  Credit

Derivatives: Instruments whose value is derived from an underlying contract,      Management
index or security, or any combination thereof, including futures, options (e.g.,  Market
put and calls), options on futures, swap agreements, and some mortgage-backed     Credit
securities.                                                                       Liquidity


                                                                                   Leverage
                                                                                   Interest Rates

Forward Commitments: A purchase of, or contract to purchase, securities at a       Leverage
fixed price for delivery at a future date.                                         Liquidity

Futures and Related Options: A contract providing for the future sale and          Management
purchase of a specified amount of a specified security, class of securities, or    Market
an index at a specified time in the future and at a specified price.               Credit
                                                                                   Liquidity
                                                                                   Leverage

Illiquid Securities: Securities which may be difficult to sell at an acceptable    Liquidity
price.                                                                             Market

Investment Company Securities: Shares of investment companies. These investment    Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted government or corporate     Market
securities that obligate the issuer to pay the bondholder a specified sum of       Credit
money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or
Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments: Investment-grade, U.S. dollar denominated debt           Market
securities that have remaining maturities of one year or less. These securities    Credit
may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Repurchase Agreements: The purchase of a security and the simultaneous             Market
commitment to return the security to the seller at an agreed upon price on an      Leverage
agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act of       Liquidity
1933, such as privately placed commercial paper an d Rule 144A securities.         Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous          Market
commitment to buy the security back at an agreed upon price on an agreed upon      Leverage
date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total assets. In    Market
return the Fund will receive cash, other securities, and/or letters of credit.     Leverage
                                                                                   Liquidity
                                                                                   Credit

Short-Term Trading: The sale of a security soon after its purchase. A portfolio    Market
engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with market           Market
capitalization within or lower than those included in the S&P SmallCap 600         Liquidity
Index.

Standard & Poor's Depositary Receipts ("SPDRs"): Ownership in a long-term unit     Market
investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R).
Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stock-Index Options: A security that combines features of options with             Management
securities trading using composite stock indices.                                  Market
                                                                                   Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the        Liquidity
deposit of funds.                                                                  Credit
                                                                                   Market

U.S. Government Agency Securities: Securities issued by agencies and               Interest Rate
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae,    Credit
and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered       Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give    Market
the holder the right to buy a proportionate amount of common stock at a            Credit
specified price.

When-Issued and Delayed Delivery Transactions: Purchase or contract to purchase    Market
securities at a fixed price for delivery at a future date. Under normal market     Leverage
conditions, when-issued purchases and forward commitments will Credit not exceed   Liquidity
20% of the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued    Market
by foreign corporations or governments. Sovereign bonds are those issued by the    Credit
government of a foreign country. Supranational bonds are those issued by           Interest Rate
supranational entities, such as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

       Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

       Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund

Additional Information About the Funds' Investments

management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Investment Advisor and Subadvisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management Inc. (and its predecessors), with a team of approximately 23 investment strategists and portfolio managers, 11 equity and fixed income research analysts, and 5 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2002, Fifth Third Asset Management Inc. had approximately $11.5 billion of assets under management in the Fifth Third Funds.

The management fee to be paid by the Fund is 0.90% of the average net assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of a Fund. Subject to the receipt of an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and terminate and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. The foregoing applies to the Fifth Third Small Cap Value Fund.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Fund Shares

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV.

Institutional Shares

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

Advisor Shares

You may purchase Advisor shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor. In order to purchase shares through any financial institution, you must have an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

Class A, B and C Shares

You may purchase Class A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Contact Information

Institutional Shares

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local

Fifth Third Bank. For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative of financial institution or call 1-800-282-5706.

Advisor Shares, Class A, Class B, and Class C Shares

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025. For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution. For accounts held at the Fund, please call
1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

For All Shares

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

Institutional and Advisor Shares

The minimum initial investment in Institutional shares and Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.

Class A, Class B, and Class C Shares

The minimum initial investment in Class A, Class B, or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Class B shares of a Fund offered by this Prospectus. The Funds reserve the right to waive the minimum initial investment.

For All Shares

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Systematic Investment Program -
Class A, Class B, and Class C Shares Only

You may make monthly systematic investments in Class A, B, or C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Tax Withholding

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Selling Your Shares - Institutional Shares Only

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Systematic Withdrawal Plan - Class A, Class B, and Class C Shares Only

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange your Fund shares for       Instructions for Exchanging Shares
the same class of shares of any other       To exchange your shares, call the
FifthThird Fund. No transaction fees are    institution through which you
charged for exchanges. Be sure to           purchased your shares for exchange
read carefully the Prospectus of any        procedures or call the Funds at
Fund into which you wish to exchange        1-800-282-5706.
shares.

                                            Notes on Exchanges

You must meet the minimum investment        To prevent disruption in the
requirements for the Fund into which        management of the Funds, market
you are exchanging. Exchange from one       timing strategies and frequent
Fund to another are taxable for             exchange activity may be limited by
investors subject to federal or to          the Funds. Although not anticipated,
federal or state income taxation.           the Funds may rejectexchanges, or
                                            change or terminate rights to
                                            exchange shares at any time.

                                            Shares of the new Fund must be held
                                            under the same account name, with
                                            the same registration and tax
                                            identification numbers, as shares of
                                            the old Fund.

                                            The exchange privilege may be
                                            changed or eliminated at any time.

                                            The exchange privilege is available
                                            only in states where shares of the
                                            Funds may be sold.

                                            All exchanges are based on the
                                            relative net asset value next
                                            determined after the exchange order
                                            is the Funds.

Distribution Arrangements/Sales Charges for the Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                      Institutional          Advisor            Class A              Class B               Class C
                      -------------          -------            -------              -------               -------
Charge (Load)         None               None                  Front-end sales      No front-end          No front-end
                                                               charge (not          sales charge.         sales charge.
                                                               applicable to        A contingent          A contingent
                                                               money market         deferred sales        deferred sales
                                                               funds); reduced      charge (CDSC)         charge (CDSC)
                                                               sales charges        will be imposed       will be imposed
                                                               available.           on shares             on shares
                                                                                    redeemed within       redeemed within
                                                                                    6 years after         12 months after
                                                                                    purchase.             purchase.

Distribution/         None               Subject to            Subject to           Subject to            Subject to
Service (12b-1)                          annual                annual               annual                annual
Fee                                      distribution          distribution         distribution          distribution
                                         and shareholder       and shareholder      and shareholder       and shareholder
                                         servicing fees        servicing fees       servicing fees        servicing fees
                                         of up to 0.50%        of up to 0.25%       of up to 1.00%        of up to 0.75%
                                         of the Fund's         of the Fund's        of the Fund's         of the Fund's
                                         assets.               assets.              assets.               assets. (Also
                                                                                                          subject to a
                                                                                                          non-12b-1 fee
                                                                                                          for shareholder
                                                                                                          servicing of up
                                                                                                          to 0.25% of the
                                                                                                          Fund's assets.)

Fund Expenses         Lower annual       Higher annual         Lower annual         Higher annual         Higher annual
                      expenses than      expenses than         expenses than        expenses than         expenses than
                      Class A,           Class A               Class B              Class A               Class A
                      Class B            shares.               and C shares.        shares.               shares.
                      and C shares.

Conversion            None               None                  None                 Converts to           None
                                                                                    Class A
                                                                                    shares after 8
                                                                                    years.

Shareholder Information

Calculation of Sales Charges

Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                                                                       Sales Charge        Sales Charge
                                                                                          as a % of          as a % of
                                               Your Investment                        Offering Price      Your Investment
                                               ---------------                        --------------      ---------------
                                               Less than $50,000                          5.00%               5.26%
                                               $ 50,000 but less than $100,000            4.50%               4.71%
                                               $100,000 but less than $250,000            3.50%               3.63%
                                               $250,000 but less than $500,000            2.50%               2.56%
                                               $500,000 but less than $1,000,000          2.00%               2.04%
                                               $1,000,000 or more*                        0.00%               0.00%

* For purchases made prior to August 1, 2002, if you purchased $500,000 or more of Class A shares and did not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you may pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. For purchases made on or after August 1, 2002, if you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

For purchases of over $1,000,000, the Distributor may pay broker/ dealers, out of its own assets, a fee of up to 1.00% of the offering price on purchases up to $5,000,000, 0.50% on purchases up to $25,000,000, and 0.25% on purchases exceeding $25,000,000.

Sales Charge Reductions

You may qualify for reduced sales charges under the following circumstances.

Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class B Shares

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                            Year of Redemption                     % of NAV (at time of purchase or sale
                                            After Purchase                         if lower) deducted from proceeds
                                            --------------                         --------------------------------
                                            During the first year                                 5%
                                            During the second year                                4%
                                            During the third or fourth years                      3%
                                            During the fifth year                                 2%
                                            During the sixth year                                 1%
                                            During the seventh or eight years                     0%

Sales Charge Waivers

Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:

Shares purchased by investment representatives through fee-based investment products or accounts.

Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

Shares purchased by former Kent Fund Investment Class shareholders.

Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

Redemptions from accounts following the death or disability of the shareholder.

Investors who purchased through a participant directed defined benefit plan.

Returns of excess contributions to certain retirement plans.

Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Reinstatement Privilege               If you have sold Class A shares and decide
                                      to reinvest in the Fund within a 90 day
                                      period, you will not be charged the
                                      applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees

                                      12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges. The 12b-1 fees vary by share class as follows:

                                      . Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.
                                      . Class B shares pay a 12b-1 fee at an
                                      annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.
                                      . Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                                      Please note that Class C shares pay a
                                      non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                                      Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Class A Shares          Class B shares convert automatically to
                                      Class A shares 8 years after purchase.
                                      After conversion, the 12b-1 fees
                                      applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives                    The distributor, in its discretion, may
                                      pay, out of its own assets, certain
                                      dealers selling Class A shares, Class B
                                      shares, or Class C shares all or a portion of the sales charges it normally retains.
                                      The Distributor may also pay a finders fee on purchases exceeding $1,000,000 as described in the Statement of Additional
                                      Information.

Dividends and Capital Gains           All dividends and capital gains will be
                                      automatically reinvested unless you
                                      request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                                      Distributions are made on a per share
                                      basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                                      Dividends, if any, are declared and paid annually by the Small Cap Value Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that a Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details. Shareholders may also be subject to state and local taxes on distributions and redemptions.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Small Cap Value Fund are not presented because the Institutional Shares, the Advisor Shares, the Class A Shares, the Class B Shares and the Class C Shares of this Fund are newly offered and do not have a financial history.

Addresses
---------

Fifth Third Funds                                         Fifth Third Funds
Small Cap Value Fund                                      3435 Stelzer Road
Institutional Shares                                      Columbus, Ohio 43219
Advisor Shares
Class A Shares
Class B Shares
Class C Shares

----------------------------------------------------------------------------------------------------------
Investment Advisor                                                Fifth Third Asset Management Inc.
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263

----------------------------------------------------------------------------------------------------------

Distributor                                                       Fifth Third Funds Distributor, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

----------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
   Agent, and Administrator                                       Fifth Third Bank
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                         BISYS Fund Services Limited Partnership
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

----------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                BISYS Fund Services Ohio, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

----------------------------------------------------------------------------------------------------------

Independent Auditors                                              PricewaterhouseCoopers, LLP
                                                                  100 East Broad Street
                                                                  21st Floor
                                                                  Columbus, Ohio 43215

----------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

  Fifth Third Funds 3435 Stelzer Road Columbus, Ohio 43219 Telephone:
  1-800-282-5706 Internet: http://www.53.com* *The Funds' website is not part of this Prospectus.

   You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

.. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
.. At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

                    Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information
                         ___________________, 2002

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated ________________, 2002:

           Fifth Third Quality Growth Fund
           Fifth Third Disciplined Large Cap Value Fund
           Fifth Third Large Cap Opportunity Fund
           Fifth Third Balanced Fund
           Fifth Third Mid Cap Growth Fund
           Fifth Third International Equity Fund
           Fifth Third Intermediate Bond Fund
           Fifth Third Bond Fund
           Fifth Third U.S. Government Bond Fund
           Fifth Third Intermediate Municipal Bond Fund
           Fifth Third Ohio Municipal Bond Fund
           Fifth Third Technology Fund
           Fifth Third Government Money Market Fund
           Fifth Third Prime Money Market Fund
           Fifth Third Municipal Money Market Fund
           Fifth Third Ohio Tax Exempt Money Market Fund
           Fifth Third  U.S. Treasury Money Market Fund
           Fifth Third Multi Cap Value Fund
           Fifth Third Micro Cap Value Fund
           Fifth Third Strategic Income Fund
           Fifth Third Worldwide Fund
           Fifth Third LifeModel Conservative Fund(SM)
           Fifth Third LifeModel Moderately Conservative Fund(SM) Fifth Third LifeModel Moderate Fund(SM)
           Fifth Third LifeModel Moderately Aggressive Fund(SM) Fifth Third LifeModel Aggressive Fund(SM)
           Fifth Third Institutional Government Money Market Fund Fifth Third Institutional Money Market Fund
           Fifth Third Michigan Municipal Money Market Fund
           Fifth Third International GDP Fund
           Fifth Third Small Cap Value Fund
           Fifth Third Small Cap Growth Fund
           Fifth Third Equity Index Fund
           Fifth Third Large Cap Core Fund
           Fifth Third Short Term Bond Fund
           Fifth Third Michigan Municipal Bond Fund
           Fifth Third Municipal Bond Fund

This Statement of Additional Information is incorporated in its entirety into the Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                                                   Page
                                                                                                   ----
GENERAL INFORMATION ABOUT THE TRUST .............................................................     1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS .................................................     4
     Investment Objectives ......................................................................     4
     Investment Limitations .....................................................................     4
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES .......................    13
     Types of Investments .......................................................................    13
     Portfolio Turnover .........................................................................    25
     Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund) ...    26
     Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund) ..........    27
FIFTH THIRD FUNDS MANAGEMENT ....................................................................    29
     Trustee Liability ..........................................................................    56
     Codes of Ethics ............................................................................    56
INVESTMENT ADVISORY SERVICES ....................................................................    56
     Investment Advisors to the Trust ...........................................................    56
     Advisory Fees ..............................................................................    57
     Administrative Services ....................................................................    59
     Custody of Fund Assets .....................................................................    61
     Transfer Agent and Dividend Disbursing Agent ...............................................    62
     Legal Counsel ..............................................................................    62
BROKERAGE TRANSACTIONS ..........................................................................    63
PURCHASING SHARES ...............................................................................    65
     Distribution Plan and Administrative Services Agreement ....................................    65
     Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares ................    66
     Conversion of Class B Shares to Class A Shares .............................................    66
     Conversion to Federal Funds ................................................................    66
     Exchanging Securities for Fund Shares ......................................................    67
     Payments to Dealers ........................................................................    67
REDEEMING SHARES ................................................................................    68
     Redemption in Kind .........................................................................    68
     Postponement of Redemptions ................................................................    68
DETERMINING NET ASSET VALUE .....................................................................    68
     Determining Market Value of Securities .....................................................    68
     Valuing Municipal Bonds ....................................................................    69
     Use of Amortized Cost ......................................................................    69
     Monitoring Procedures ......................................................................    69
     Investment Restrictions ....................................................................    69
     Trading in Foreign Securities ..............................................................    70
TAX STATUS ......................................................................................    70
     Qualification as a Regulated Investment Company ............................................    70
     Distributions ..............................................................................    71
     Exempt-Interest Dividends ..................................................................    71
     Municipal Bond, Municipal Money Market, and Tax-Exempt Funds ...............................    72
     Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions ....    72
     Selling Shares .............................................................................    73
     Hedging ....................................................................................    73
     Discount Securities ........................................................................    73
     Backup Withholding .........................................................................    73
PERFORMANCE INFORMATION .........................................................................    75
     Tax-Equivalent Yield .......................................................................    79
PERFORMANCE COMPARISONS .........................................................................    79
FINANCIAL STATEMENTS ............................................................................    83
APPENDIX ........................................................................................     1

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This prospectus relates to the following funds (collectively, the "Funds"):

          The "Equity Funds":

          Fifth Third Quality Growth Fund
          Fifth Third Disciplined Large Cap Value Fund
          Fifth Third Large Cap Opportunity Fund
          Fifth Third Balanced Fund
          Fifth Third Mid Cap Growth Fund
          Fifth Third Technology Fund
          Fifth Third International Equity Fund
          Fifth Third Multi Cap Value Fund
          Fifth Third Micro Cap Value Fund
          Fifth Third Strategic Income Fund
          Fifth Third Worldwide Fund
          Fifth Third International GDP Fund
          Fifth Third Small Cap Value Fund
          Fifth Third Small Cap Growth Fund
          Fifth Third Equity Index Fund
          Fifth Third Large Cap Core Fund

          The "Asset Allocation Funds":

          Fifth Third LifeModel Conservative Fund(SM)
          Fifth Third LifeModel Moderately Conservative Fund(SM)
          Fifth Third LifeModel Moderate Fund(SM)
          Fifth Third LifeModel Moderately Aggressive Fund(SM)
          Fifth Third LifeModel Aggressive Fund(SM)

          The "Bond Funds":

          Fifth Third Bond Fund
          Fifth Third Short Term Bond Fund
          Fifth Third Intermediate Bond Fund
          Fifth Third U.S. Government Bond Fund

          The "Municipal Bond Funds":

          Fifth Third Municipal Bond Fund
          Fifth Third Intermediate Municipal Bond Fund
          Fifth Third Michigan Municipal Bond Fund
          Fifth Third Ohio Municipal Bond Fund

          The "Money Market Funds":

          Fifth Third Government Money Market Fund
          Fifth Third Prime Money Market Fund
          Fifth Third Municipal Money Market Fund
          Fifth Third U.S. Treasury Money Market Fund
          Fifth Third Institutional Money Market Fund
          Fifth Third Institutional Government Money Market Fund
          Fifth Third Michigan Municipal Money Market Fund
          Fifth Third Ohio Tax Exempt Money
          Market Fund

          Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

                               Funds                    Institutional   Advisor Service   Class A   Class B   Class C
                               -----                    -------------   ---------------   -------   -------   -------
Fifth Third Quality Growth Fund
("Quality Growth Fund")                                       X            X                  X         X         X
-----------------------                                       -            -                  -         -         -

Fifth Third Disciplined Large Cap Value Fund
("Disciplined Large Cap Value Fund")                          X                               X         X         X
------------------------------------                          -                               -         -         -

Fifth Third Large Cap Opportunity Fund
("Large Cap Opportunity Fund")                                X                               X         X         X
------------------------------                                -                               -         -         -

Fifth Third Balanced Fund
("Balanced Fund")                                             X            X                  X         X         X
-----------------                                             -            -                  -         -         -

Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                       X            X                  X         X         X
-----------------------                                       -            -                  -         -         -

Fifth Third International Equity
Fund ("International Equity Fund")                            X                               X         X         X
----------------------------------                            -                               -         -         -

Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                    X                               X         X         X
--------------------------                                    -                               -         -         -

Fifth Third Bond Fund
("Bond Fund")                                                 X            X                  X         X         X
-------------                                                 -            -                  -         -         -

Fifth Third U.S. Government
Bond Fund ("Government Bond Fund")                            X                               X                   X
----------------------------------                            -                               -                   -

Fifth Third Intermediate Municipal Bond Fund
("Intermediate Municipal Bond Fund")                          X                               X         X         X
------------------------------------                          -                               -         -         -

Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                  X                               X         X         X
----------------------------                                  -                               -         -          -

Fifth Third Technology Fund
("Technology Fund")                                           X            X                  X         X         X
-------------------                                           -            -                  -         -         -

Fifth Third Government Money Market Fund
("Government Money Market Fund")                              X                               X
--------------------------------                              -                               -

Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                   X            X                  X         X         X
---------------------------                                   -            -                  -         -         -

Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                               X                               X
-------------------------------                               -                               -

Fifth Third Ohio Tax Exempt Money Market Fund
("Ohio Tax Exempt Money Market Fund")                         X*                              X*
-------------------------------------                        --                               --

Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")                           X                     X
-----------------------------------                           -                     -

Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                      X            X                  X         X         X
------------------------                                      -            -                  -         -         -

Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                      X            X                  X         X         X
------------------------                                      -            -                  -         -         -

Fifth Third Strategic Income Fund
("Strategic Income Fund")                                     X            X                                      X
-------------------------                                     -            -                                      -

Fifth Third Worldwide Fund
("Worldwide Fund")                                            X            X                                      X
------------------                                            -            -                                      -

Fifth Third Institutional Government Money Market
Fund ("Institutional Government Money Market Fund")           X                     X
                                                                                    -

Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")                           X                     X
-----------------------------------                           -                     -

Fifth Third Michigan Municipal Money Market

Fund ("Michigan Municipal Money Market Fund")                          X                              X
---------------------------------------------                          -                              -

                               Funds                             Institutional   Advisor Service   Class A    Class B    Class C
                               -----                             -------------   ------- -------   -------    -------    -------
Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market Fund")                          X                              X
---------------------------------------------                          -                              -

Fifth Third International GDP Fund
("International GDP Fund")                                             X                              X          X          X
--------------------------                                             -                              -          -          -

Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                               X          X                   X          X          X
------------------------                                               -          -                   -          -          -

Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                              X          X                   X          X          X
-------------------------                                              -          -                   -          -          -

Fifth Third Equity Index Fund
("Equity Index Fund")                                                  X          X                   X          X          X
---------------------                                                  -          -                   -          -          -

Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                X                              X          X          X
-----------------------                                                -                              -          -          -

Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                               X                              X          X*         X*
------------------------                                               -                              -          --         --

Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                       X                              X          X          X
--------------------------------                                       -                              -          -          -

Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                X          X                   X          X          X
-----------------------                                                -          -                   -          -          -

Fifth Third LifeModel Conservative Fund(SM)
("LifeModel Conservative Fund(SM")                                     X          X*        X*        X          X          X
---------------------------------                                      -          --        --        -          -          -

Fifth Third LifeModel Moderately Conservative Fund(SM)
("LifeModel Moderately Conservative Fund(SM)")                         X          X*        X*        X          X          X
----------------------------------------------                         -          --        --        -          -          -

Fifth Third LifeModel Moderate Fund(SM)
("LifeModel Moderate Fund(SM)")                                        X          X*        X*        X          X          X
-------------------------------                                        -          --        --        -          -          -

Fifth Third LifeModel Moderately Aggressive Fund(SM)
("LifeModel Moderately Aggressive Fund(SM)")                           X          X*        X*        X          X          X
--------------------------------------------                           -          --        --        -          -          -

Fifth Third LifeModel Aggressive Fund(SM)
("LifeModel Aggressive Fund(SM)")                                      X          X*        X*        X          X          X
---------------------------------                                      -          --        --        -          -          -


* These shares are currently not available to the public.

       Each Fund, each Fund of Funds and each of the underlying Funds, is an "open-end" management investment company, and other than the Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

       Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

       Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Service, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

       As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Large Cap Opportunity Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. (the "Subadvisor") serves as investment sub-advisor to the International Equity Fund.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Stock and Bond Funds

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Funds of Funds" the term "Funds" shall mean the Equity Funds, the Funds of Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.

Fundamental Limitations

Except as provided below, each Fund and each Fund of Funds has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

Issuing Senior Securities and Borrowing Money.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

Selling Short and Buying on Margin.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

Investing in Real Estate.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments.

With respect to 75% of the value of their respective total assets, none of the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and Worldwide Fund will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of the Funds described in the preceding paragraph and the Ohio Municipal Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than the Funds described in the preceding paragraph and the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.

The Large Cap Opportunity Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments.

Each of the Quality Growth Fund, Large Cap Opportunity Fund, Balanced Fund, Mid Cap Growth Fund, Technology Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, International GDP Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Short Term Bond Fund, Michigan

Municipal Bond Fund, and Municipal Bond Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Underwriting.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Illiquid Securities.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund holds over 1% of the issuing investment company's total outstanding securities.

Investing in Securities of Other Investment Companies.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

The Funds of Funds may invest all of their assets in investment companies.

Concentration of Investments

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.

Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation and will typically constitute over 25% of the Fund's total assets.

Strategic Income Fund

The Strategic Income Fund will not invest in the securities of underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry.

With respect to investments other than those in underlying funds ("non-investment company holdings"), the Strategic Income Fund will not invest 25% or more of the value of non-investment company holdings in any one industry except that the Fund may invest more than 25% of the value of non-investment company holdings in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

Investing in Put Options.

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options.

The International Equity Fund and Worldwide Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Municipal Bond Fund and Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Value Fund, under normal circumstances invests at least 80% of its assets in the equity securities of small cap companies.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. government bonds.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

Money Market Funds

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

Selling Short and Buying on Margin.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

Neither the Government Money Market Fund nor the Municipal Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

Pledging Securities or Assets.

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Commodities, Commodity Contracts, or Real Estate.

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market

Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not engage in underwriting of securities issued by others.

Lending Cash or Securities.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets (except that the U.S. Treasury Money Market Fund may not loan any of its assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Acquiring Voting Securities.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

Diversification of Investments.

With respect to 75% of the value of its total assets, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent. The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

With respect to 75% of the value of its total assets, the Municipal Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds are considered to be issuers.

Concentration of Investments.

Each of the Prime Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

Dealing in Puts and Calls.

The Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Ohio Tax Exempt Money Market Fund

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Securities of Other Investment Companies.

The Prime Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

The Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.

Investing in Illiquid Securities.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments

Bank Instruments.

The Funds of Funds, Prime Money Market Fund, Municipal Money Market Fund, Bond Fund, Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund, Intermediate Bond Fund, Large Cap Opportunity Fund, Intermediate Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, International GDP Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Bear Funds

The Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

Closed-End Investment Companies

The Strategic Income Fund, Worldwide Fund and the funds in which they invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

Futures and Options Transactions.

All of the Funds (subject to the exceptions noted below) and funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

Futures Contracts.

The Funds (except the Money Market Funds (other than the Government Money Market Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

Stock Index Options.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, and Municipal Bond Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over- the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or the Subadvisor, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts (and the International

Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

Call Options on Financial Futures Contracts.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may write listed call options or over-the- counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost- effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

Limitation on Open Futures Positions.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, the Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

Collateralized Mortgage Obligations ("CMOs").

The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the

Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

Convertible Securities.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Large Cap Opportunity Fund, Disciplined Large Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Small Cap Value Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Municipal Bond Fund and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, the Subadvisor or Heartland, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, the Subadvisor or Heartland, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Guaranteed Investment Contracts.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

Warrants.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Disciplined Large Cap Value Fund, International GDP Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund and the funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Municipal Securities.

The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that

Fund. The Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

Participation Interests.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International GDP Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Stripped Obligations.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Variable Rate Municipal Securities.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Loan Participation Notes.

The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, and Michigan Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

Municipal Leases.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Stand-by Commitments.

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

Cash.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund invests may engage in foreign currency transactions.

Currency Risks.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund and International GDP Fund value their assets daily in U.S. dollars, they might not convert their holdings of foreign currencies to U.S. dollars daily. The International Equity Fund and International GDP Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund, the International GDP Fund, and the funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with their portfolio investments. The International Equity Fund and International GDP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts.

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund will not speculate in foreign currency exchange contracts.

Neither the International Equity Fund nor the International GDP Fund will enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund and International GDP Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options.

The International Equity Fund and International GDP Fund may engage in foreign currency options, and the funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund and International GDP Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund or International GDP Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund or International GDP Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's and International GDP Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund and International GDP Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.

By using foreign currency futures contracts and options on such contracts, the International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund and International GDP Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund and International GDP Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. Government Obligations.

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     . the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

Variable Rate U.S. Government Securities.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

When-Issued and Delayed Delivery Transactions.

Each Fund (other than the Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund) may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, the Subadvisor or Heartland, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, the Subadvisor or Heartland, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule").

The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Temporary and Defensive Investments.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                                                         Fiscal year ended   Fiscal year ended   Fiscal year ended
                                                                         -----------------   -----------------   -----------------
                                                                           July 31, 2001       July 31, 2000       July 31, 1999
                                                                           -------------       -------------       -------------
U.S. Government Bond Fund                                                       77%                 46%                93%
-------------------------

Bond Fund                                                                      131%(***)           135%(**)            90%(**)
---------

Ohio Municipal Bond Fund                                                        26%                 26%                47%
------------------------

Quality Growth Fund                                                             20%                 21%                34%
-------------------

Mid Cap Growth Fund                                                             26%                 42%                49%
-------------------

Balanced Fund                                                                   77%                122%               128%
-------------

International Equity Fund                                                       42%                 86%                42%
-------------------------

Disciplined Large Cap Value Fund                                                19%                 37%                69%
--------------------------------

Intermediate Bond Fund                                                         141%(***)           168%(**)            84%(**)
----------------------

Intermediate Municipal Bond Fund                                                36%(***)            59%(**)            63%(**)
--------------------------------

Large Cap Opportunity Fund                                                     139%                 53%                51%
--------------------------

Technology Fund                                                                 50%                 11%(*)
---------------

Multi Cap Value Fund                                                            80%(**)            121%(**)            78%(**)
--------------------

Micro Cap Value Fund                                                            47%(**)            116%(**)            96%(**)
--------------------

Strategic Income Fund                                                           34%(**)             48%(**)            51%(**)
---------------------

Worldwide Fund                                                                 974%(**)           1204%(**)          1172%(**)
--------------

International GDP Fund                                                          22%(***)             7%(**)             8%(**)
----------------------

Small Cap Growth Fund                                                           13%(***)            28%(**)            19%(**)
---------------------

Equity Index Fund                                                                4%(***)             9%(**)             9%(**)
-----------------

Large Cap Core Fund                                                              5%(***)            14%(**)             9%(**)
-------------------

Short Term Bond Fund                                                            56%(***)            73%(**)            60%(**)
--------------------

Michigan Municipal Bond Fund                                                    19%(***)            36%(**)            14%(**)
----------------------------

Municipal Bond Fund                                                             89%(***)           119%(**)           109%(**)
-------------------

*    Reflects the period from June 5, 2000 through July 31, 2000.

**   For the fiscal year ended December 31st.

*** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.

The estimated annual portfolio turnover rate for the Small Cap Value Fund is 50%.

The estimated annual portfolio turnover rate for each of the Funds of Funds is as follows:

      Fifth Third LifeModel Conservative Fund(SM)                        10-30%
      Fifth Third LifeModel Moderately Conservative Fund(SM)             10-30%
      Fifth Third LifeModel Moderate Fund(SM)                            10-30%
      Fifth Third LifeModel Moderately Aggressive Fund(SM)               10-30%
      Fifth Third LifeModel Aggressive Fund(SM)                          10-30%

Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 2001. These changes reflect a diversifying economy which is somewhat less reliant on the automobile industry.

Total wage and salary employment is estimated to have grown by 0.9% in 2000. The rate of unemployment is estimated to have been 3.4% in 2000, below the national average for the seventh consecutive year. Personal income grew at an estimated 6.1% annual rate in 2000.

During the past six years ending with the year 2000, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in 2001, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues which almost certainly will include withdrawals from the Budget and Economic Stabilization Fund.

Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short- term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2000, the State had approximately $900 million of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of July, 2001, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2001.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.3% in 2000 and 4.2% in 2001, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market
Fund)

The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the , may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

Ohio ended fiscal year 2001 with a General Revenue Fund balance of $219,414,000. Ohio has also maintained a "rainy day" fund, the Budge Stabilization Fund, which had a balance of approximately $1 billion as of the end of fiscal year 2001. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the state provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court, in a 4-3 decision, concluded, as it had in 1997, that the state failed to fully comply with that requirement. On June 20, 2001, the Ohio Supreme Court heard oral arguments regarding the system of school funding. This poses significant but manageable challenges and should not threaten the overall fiscal stability of Ohio.

Ohio has established procedures for municipal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 28 Ohio municipalities declared in fiscal emergency. As of December, 2000, only six remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, fiscal emergency protection was extended to counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

Special Restriction on Fifth Third Government Money Market Fund

The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

Special Restriction on Fifth Third U.S. Treasury Money Market Fund

The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.

                          FIFTH THIRD FUNDS MANAGEMENT

      The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              Independent Trustees
                              --------------------

            (1)                 (2)          (3)                (4)                     (5)                     (6)
                                                                                     Number of
                                                                                     Portfolios
                             Position(s)   Term of                                    in Fund
                               Held      Office and                                   Complex                  Other
       Name, Address         with the     Length of    Principal Occupation(s)      Overseen by            Directorships
          and Age              Funds     Time Served   During the Past 5 Years        Trustee             Held by Trustee
          -------              -----     -----------   -----------------------        -------             ---------------
David J. Durham               Trustee    Indefinite,   President and Chief              37                      N/A
Birthdate: 5/10/1945                     June 2001-    Executive Officer of
                                          Present      Clipper Products, Inc.,
                                                       a wholesale distributor,
                                                       1997-present. Independent
                                                       Contractor, 1995-1997

J. Joseph Hale Jr.            Trustee    Indefinite,   President of the Cincinnati      37                      N/A
Birthdate: 9/11/1949                        March      Gas & Electric Co., The
                                        2001-Present   Union Light Heat & Power
                                                       Co., Vice-President,
                                                       Corporate Communications
                                                       Cinergy Corp., and
                                                       President of Cinergy
                                                       Foundation, Inc.
                                                       (formerly PSI Foundation)

John E. Jaymont               Trustee    Indefinite,   AVP, PIANKO, Feb. 2002-          37                Printing Industries of
Birthdate: 12/5/1944                       October     present.  Real estate                              America-Director, Master
                                        2001- Present  management consultant,                             Printers of America
                                                       April 2000-Feb. 2002.                              Printing Industries of
                                                       President, Metroweb Corp.                          America-Director, Web
                                                       (publications printing)                            Offset Association, Ohio
                                                       1997-2000.                                         Graphic Arts Health Fund,
                                                                                                          Trustee

                                                       Interested Trustee
                                                       ------------------

Edward Burke Carey*           Chairman-Board    Indefinite,   President of Carey      37    The Foundation
Birthdate  7/2/1945             of Trustees       January     Realty Investments,           of the Catholic
                                                1989-Present  Inc.                          Diocese of
                                                                                            Columbus-Trustee
                                                                                            Ohio and
                                                                                            Kentucky
                                                                                            Chapter of the
                                                                                            Counselors of
                                                                                            Real
                                                                                            Estate-Trustee,
                                                                                            Chairman

____________
* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                                          Officers

            (1)                    (2)             (3)                      (4)                     (5)             (6)
                                                                                                 Number of
                                                 Term of                                        Portfolios
                               Position(s)      Office and                                        in Fund
                                   Held         Length of                                         Complex          Other
       Name, Address             with the          Time           Principal Occupation(s)       Overseen by    Directorships
          and Age                 Funds           Served          During the Past 5 Years         Trustee     Held by Trustee
          -------                 -----           ------          -----------------------         -------     ---------------
Jeffrey C. Cusick               President      Indefinite,    Employee of BISYS Fund                N/A             N/A
Birthdate: 5/19/1959                               June       Services Inc.
                                               2001-Present

Rodney L. Ruehle                   Vice
Birthdate: 4/26/1968            President,     Indefinite,    Employee of BISYS Fund                N/A             N/A
                                Secretary         Vice-       Services Limited Partnership
                                                President-
                                                September
                                               2001-Present
                                                Secretary-
                                                September

Adam S. Ness                    Treasurer      Indefinite,    Employee of BISYS Fund                N/A             N/A
Birthdate: 10/14/1972                           September     Services Limited Partnership
                                              2001-Present    since June 1998. Prior to

                                                              that time, employee of KPMG
                                                              LLP

Warren Leslie                   Assistant      Indefinite,    Employee of BISYS Fund Services       N/A             N/A
Birthdate: 2/13/1962          Secretary and     September     Limited Partnership
                                Assistant      2001-Present
                                Treasurer

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                        Positions Held with Affiliated Persons or Principal
Name                    Underwriters of the Funds
----                    -------------------------
Jeffrey C. Cusick       BISYS Fund Services, Vice President
Rodney L. Ruehle        BISYS Fund Services, Director of Administrative Services
Adam S. Ness            BISYS Fund Services, Director of Financial Services
Warren Leslie           BISYS Fund Services, Director Client Services


Committees of the Board of Trustees

Audit Committee

      The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2001, there were two meetings of the Audit Committee.

Nominating Committee

      The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2001, the Nominating Committee met two times.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2001:

                                                                                       Aggregate Dollar Range of Equity
                                                       Dollar Range of Equity            Securities in All Registered
                                                             Securities                 Investment Companies Overseen by
                    Name of Trustee                    in the Funds of Funds        Trustee in Family of Investment Companies
                    ---------------                    ---------------------      -----------------------------------------
Edward Burke Carey                                               $0                              **$100,000*

J. Joseph Hale, Jr., Trustee                                     $0                                   $0

David J. Durham, Trustee                                         $0                                   $0

John E. Jaymont, Trustee                                         $0                                   $0

-------------------
*  denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2001:

                                    Name of Owners
                                         and
                                    Relationships
        Name of Trustee               to Trustee          Company       Title of Class     Value of Securities   Percent of Class
        ---------------               ----------          -------       --------------     -------------------   ----------------
J. Joseph Hale, Jr.                      N/A                N/A               N/A                  N/A                 N/A

David J. Durham                          N/A                N/A               N/A                  N/A                 N/A

John E. Jaymont                          N/A                N/A               N/A                  N/A                 N/A

As of June 21, 2002, the Officers and Trustees owned less than 1% of any class of any Fund.

Trustees Compensation

                                             Aggregate Compensation from the           Total Compensation from Funds and Fund
                                             Funds for the Fiscal Year Ending       Complex Paid to Trustees for the Fiscal Year
       Name of Person, Position                       July 31, 2001                             Ending July 31, 2001
       ------------------------                       -------------                             --------------------
Edward Burke Carey, Trustee                              $13,750                                       $13,750
J. Joseph Hale, Jr., Trustee                             $ 6,250                                       $ 6,250
David J. Durham, Trustee                                   N/A                                           N/A
John E. Jaymont, Trustee                                   N/A                                           N/A

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of July 15, 2002:

Name, Address                                                       Record                                     Beneficial
-------------                                                       ------                                     ----------
                                                     Small Cap Growth Fund - Institutional
Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/St., Suite A                                              6.29%                                       6.29%
Grand Rapids, MI 49512

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                46.26%                                      43.94%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                30.61%                                      30.00%

                                                     Micro Cap Value Fund - Institutional

National City
Constance Gelfand Trust
P.O. Box 94984                                                       8.67%                                       8.67%
Cleveland, OH 44101

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                54.56%                                      52.93%

Fifth Third Bank
Reinvest Account
P.O. Box 630074                                                     18.15%                                      16.88%
Cincinnati, OH 45263

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                                                 6.57%                                      5.26%

                                                      Mid Cap Growth Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            45.39%                                      38.58%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            22.73%                                      19.09%

Cincinnati, OH 45263

Fifth Third Bank Expediter
38 Fountain Square Plaza                                            30.22%                                      27.80%
Cincinnati, OH 45263

                                                        Technology Fund - Institutional

Fifth Third Bank Expediter
38 Fountain Square Plaza                                            20.05%                                      19.45%
Cincinnati, OH 45263

Fifth Third Bank Trust
38 Fountain Square Plaza 1090 F2
Cincinnati, OH 45263                                                24.98%                                      19.99%

Fifth Third Bank Trust
38 Fountain Square Plaza 1090 F2
Cincinnati, OH 45263                                                54.75%                                      39.42%

                                                  Large Cap Opportunity Fund - Institutional

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                             8.35%                                      6.68%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            13.41%                                       9.52%
Cincinnati, OH 45263

Fifth Third Bank Expediter
38 Fountain Square Plaza                                            38.23%                                      34.41%
Cincinnati, OH 45263

                                                      Quality Growth Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            46.83%                                      42.15%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            18.92%                                      16.84%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                                            33.37%                                      29.03%
Cincinnati, OH 45263

                                                       Equity Index Fund - Institutional

Fifth Third

Steelcase P/S General Fund
4420 44/th/ St., Suite A                                             8.50%                                        8.50%
Grand Rapids, MI 49512

Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/ St., Suite A                                            13.53%                                       13.53%
Grand Rapids, MI 49512

Bank of New York
Steelcase Inc., 401(k) Plan AC
845206
One Wall Street, 12/th/ Floor                                        7.78%                                           0%
New York, NY 10286

Fifth Third
Steelcase P/S Long Term Growth Fund                                 10.58%                                       10.58%
4420 44/th/ St., Suite A
Grand Rapids, MI 49512

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                                                11.69%                                           0%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                21.57%                                       20.49%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                20.17%                                       16.74%

                                                     Large Cap Value Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                56.17%                                       53.92%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                34.67%                                       33.63%

                                                     Large Cap Growth Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                38.21%                                       37.07%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                59.51%                                       58.91%

                                                     Multi Cap Value Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                63.64%                                       61.73%

Fifth Third Bank
Reinvest Account
P.O. Box 630074                                                     21.17%                                       20.11%
Cincinnati, OH 45263

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                                                 9.13%                                        4.66%

                                               Disciplined Large Cap Value Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            89.97%                                       80.08%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                                             5.86%                                        5.62%
Cincinnati, OH 45263

                                                   International Equity Fund - Institutional

Fifth Third Bank & Investment Services
38 Fountain Square Plaza                                            55.31%                                       37.61%
Cincinnati, OH 45263

Fifth Third Bank & Investment Services
38 Fountain Square Plaza                                            32.90%                                       28.95%
Cincinnati, OH 45263

Fifth Third Bank & Investment Services
38 Fountain Square Plaza
Cincinnati, OH 45263                                                11.20%                                       10.20%

                                                    International GDP Fund - Institutional

Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/ St., Suite A                                             6.22%                                        6.22%
Grand Rapids, MI 49512

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                42.76%                                       40.62%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                36.33%                                       35.97%

                                                        Worldwide Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                72.23%                                       72.23%

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                                                21.04%                                       18.10%

                                                         Balanced Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            10.80%                                       10.36%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            19.05%                                       15.62%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                                            69.67%                                       51.56%
Cincinnati, OH 45263

                                                     Strategic Income Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                69.35%                                       67.96%

Fifth Third Bank
Reinvest Account
P.O. Box 630074                                                     15.48%                                       15.32%
Cincinnati, OH 45263

                                                 Michigan Municipal Bond Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                87.59%                                       82.33%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                11.60%                                       11.02%

                                                   Ohio Municipal Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            98.84%                                       64.25%
Cincinnati, OH 45263

                                                      Municipal Bond Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                93.33%                                       89.60%

                                                           Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C

38 Fountain Square Plaza                                            67.68%                                       62.27%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            23.77%                                       21.16%
Cincinnati, OH 45263

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                                                 6.05%                                        4.84%

                                               Intermediate Municipal Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            96.32%                                       86.69%
Cincinnati, OH 45263

                                                    Intermediate Bond Fund - Institutional

Fifth Third
Steelcase P/S Long Term Growth Fund                                  5.24%                                        5.24%
4420 44/th/ St., Suite A
Grand Rapids, MI 49512

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            57.66%                                       51.89%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            30.29%                                       28.47%
Cincinnati, OH 45263

                                                     Short Term Bond Fund - Institutional

Old Kent Bank
Steelcase P/S General Fund
4420 44/th/ St., Suite A                                            31.52%                                       31.52%
Grand Rapids, MI 49512

Bank of New York
Steelcase Inc., 401(k) Plan AC845207
One Wall Street, 12/th/ Floor                                       14.15%                                           0%
New York, NY 10286

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                31.64%                                       29.75%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                                                17.64%                                       16.40%

                                                   U.S. Government Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                                            44.36%                                       34.61%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                                            31.77%                                       27.32%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                                            23.67%                                       20.83%
Cincinnati, OH 45263

                                                        Small Cap Growth Fund - Advisor

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200                                       24.40%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16074348
2005 Market Street, Ste. 1200                                       11.56%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44851693
2005 Market Street, Ste. 1200                                       11.56%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898750
2005 Market Street, Ste. 1200                                        6.60%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200                                        6.71%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16086087
2005 Market Street, Ste. 1200                                        8.15%                                           0%
Philadelphia, PA 19103

                                                        Micro Cap Value Fund - Advisor

National Investor Services
32/nd/ Floor
New York, NY 10041                                                   5.11%                                           0%

Maureen K. Wolfson
Equitable Life for Sep IRA
200 Plaza Dr.                                                        5.25%                                        5.25%
Secaucus, NJ 07094

                                                         Mid Cap Growth Fund - Advisor

FISERV Securities Inc.
FAO 45427038
2005 Market Street, Ste. 1200                                       24.06%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200                                        7.65%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200                                       38.41%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16072820
2005 Market Street, Ste. 1200                                        5.28%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45430875
2005 Market Street, Ste. 1200                                        5.71%                                           0%
Philadelphia, PA 19103

                                                           Technology Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste 1300
Boston, MA 02109                                                    10.52%                                       10.52%

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200                                       78.50%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16798341
2005 Market Street, Ste. 1200                                        5.76%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16798379
2005 Market Street, Ste. 1200                                        5.98%                                           0%
Philadelphia, PA 19103

                                                         Quality Growth Fund - Advisor

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200                                        5.87%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200                                        7.19%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44851693
2005 Market Street, Ste. 1200                                        7.24%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898750
2005 Market Street, Ste. 1200                                        6.20%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200                                        6.42%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45425195
2005 Market Street, Ste. 1200                                        6.55%                                           0%
Philadelphia, PA 19103

                                                          Equity Index Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                                                    15.02%                                       15.02%

FISERV Securities Inc.
FAO 16497319
2005 Market Street, Ste. 1200                                       52.21%                                           0%
Philadelphia, PA 19103

                                                        Multi Cap Value Fund - Advisor

Saxon & Co.
P.O. Box 7780-1888
Philadelphia, PA 19182                                               7.41%                                           0%

                                                            Balanced Fund - Advisor

FISERV Securities Inc.
FAO 45897067
2005 Market Street, Ste. 1200                                       28.98%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898566
2005 Market Street, Ste. 1200                                       17.12%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45428764
2005 Market Street, Ste. 1200                                       46.74%                                           0%
Philadelphia, PA 19103

                                                         Municipal Bond Fund - Advisor

FISERV Securities Inc.
FAO 16064085
2005 Market Street, Ste. 1200                                        8.56%                                           0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16223777
2005 Market Street, Ste. 1200                                       87.61%                                           0%
Philadelphia, PA 19103

                                                              Bond Fund - Advisor

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200                                       14.41%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16036974
2005 Market Street, Ste. 1200                                        5.78%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45427043
2005 Market Street, Ste. 1200                                        9.56%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200                                       13.27%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16063953
2005 Market Street, Ste. 1200                                        9.50%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45425195
2005 Market Street, Ste. 1200                                        9.50%                                           0%
Philadelphia, PA 19103

                                                       Prime Money Market Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                                                    31.88%                                       31.88%

FISERV Securities Inc.
FAO 16798402
2005 Market Street, Ste. 1200                                       15.55%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16209111
2005 Market Street, Ste. 1200                                       15.55%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16812139
2005 Market Street, Ste. 1200                                       18.66%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16497220
2005 Market Street, Ste. 1200                                       15.55%                                           0%
Philadelphia, PA 19103

                                                        Small Cap Growth Fund - Class A

Mellon Bank NA AS
Credit Lyonnais Cayman Island Branch                                 5.80%                                           0%
135 Santilli Hwy. Rom. 026-0320
Everett, MA 02149

                                                        Micro Cap Value Fund - Class A

Carey and Company
7 Easton Oval EA4E70
Columbus, OH 43219                                                  14.18%                                       14.18%

                                                        Large Cap Growth Fund - Class A

FISERV Securities Inc.
FAO 164383777
2005 Market Street, Ste. 1200                                        8.47%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16438363
2005 Market Street, Ste. 1200                                        8.26%                                           0%
Philadelphia, PA 19103

                                                        Large Cap Value Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                                                       6.42%                                           0%

                                                        Multi Cap Value Fund - Class A

Mellon Bank NA AS
Credit Lyonnais Cayman Island Branch                                13.24%                                           0%
135 Santilli Hwy. Rm. 026-0320
Everett, MA 02149

                                                      International Equity Fund - Class A

Trustlynx & Co.
Account 00T08
P.O. Box 173736                                                     11.24%                                           0%
Denver, CO 80217

FTC & Co.
Account 00542
P.O. Box 173736                                                     19.68%                                           0%
Denver, CO 80217

                                                       International GDP Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                                                       8.60%                                           0%

                                                    Michigan Municipal Bond Fund - Class A

Northern Trust Co.
Richard U. Light Irrev S Tr
P.O. Box 92956                                                      12.39%                                           0%
Chicago, IL 60675

Northern Trust Co.
Christopher U. Light Rev Tr
P.O. Box 92956                                                      18.03%                                           0%
Chicago, IL 60675

                                                      Ohio Municipal Bond Fund - Class A

FISERV Securities Inc.
FAO 16123792
2005 Market Street, Ste. 1200                                        5.12%                                           0%
Philadelphia, PA 19103

                                                         Municipal Bond Fund - Class A

FISERV Securities Inc.
FAO 45812737
2005 Market Street, Ste. 1200                                        5.92%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16016565
2005 Market Street, Ste. 1200                                        8.13%                                           0%
Philadelphia, PA 19103

Edward W. Bottum
Edward and Gladys Bottum Trust
9357 Spencer Rd.                                                     6.92%                                        6.92%
Brighton, MI 48116

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                                                      13.10%                                           0%

                                                  Intermediate Municipal Bond Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                                                       5.23%                                           0%

FISERV Securities Inc.
FAO 31290691
2005 Market Street, Ste. 1200                                       14.34%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45862464
2005 Market Street, Ste. 1200                                        5.12%                                           0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44684345
2005 Market Street, Ste. 1200                                        5.13%                                           0%
Philadelphia, PA 19103

                                                        Short Term Bond Fund - Class A

FISERV Securities Inc.
FAO 16735853
2005 Market Street, Ste. 1200                                       11.96%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16273055
2005 Market Street, Ste. 1200                                       24.35%                                           0%
Philadelphia, PA 19103

                                                      U.S. Government Bond Fund - Class A

FISERV Securities Inc.
FAO 16383110
2005 Market Street, Ste. 1200                                        6.19%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45952370
2005 Market Street, Ste. 1200                                        8.31%                                           0%
Philadelphia, PA 19103

                                                       Prime Money Market Fund - Class A

FISERV Investor Securities Inc.
Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor                                       99.54%                                           0%
Philadelphia, PA 19103

                                                    Government Money Market Fund - Class A

FISERV Investor Securities Inc.
Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor                                       91.25%                                           0%
Philadelphia, PA 19103

                                                Michigan Municipal Money Market Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                                                      21.47%                                           0%

Leonid Skorin
Kathleen A Skorin
3016 Lake Chapeau Drive                                             68.34%                                       68.34%
Albert Lea, MN 56007

                                                     Municipal Money Market Fund - Class A

FISERV Investor Securities Inc.

Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor                                       94.78%                                           0%
Philadelphia, PA 19103

                                                        Small Cap Growth Fund - Class B

FISERV Securities Inc.
FAO 31600047
2005 Market St., Ste. 1200                                           7.70%                                           0%
Philadelphia, PA 19103

                                                     Large Cap Opportunity Fund - Class B

FISERV Securities Inc.
FAO 31534000
2005 Market St., Ste. 1200                                          19.12%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16203581
2005 Market St., Ste. 1200                                          15.99%                                           0%
Philadelphia, PA 19103

                                                          Equity Index Fund - Class B

FISERV Securities Inc.
FAO 31600047
2005 Market St., Ste. 1200                                           8.26%                                           0%
Philadelphia, PA 19103

                                                        Large Cap Value Fund - Class B

FISERV Securities Inc.
FAO 16229289
2005 Market St., Ste. 1200                                          13.75%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16157452
2005 Market St., Ste. 1200                                           8.70%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31620682
2005 Market St., Ste. 1200                                           5.25%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31643730
2005 Market St., Ste. 1200                                           8.27%                                           0%
Philadelphia, PA 19103

                                                        Large Cap Growth Fund - Class B

FISERV Securities Inc.
FAO 31695984
2005 Market St., Ste. 1200                                           8.43%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44827863
2005 Market St., Ste. 1200                                          17.17%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31696460
2005 Market St., Ste. 1200                                          12.32%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16207602
2005 Market St., Ste. 1200                                           5.49%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30713234
2005 Market St., Ste. 1200                                           6.85%                                            0%
Philadelphia, PA 19103

                                                      International Equity Fund - Class B

FISERV Securities Inc.
FAO 30713583
2005 Market St., Ste. 1200                                           5.84%                                            0%
Philadelphia, PA 19103

                                                       International GDP Fund - Class B

FISERV Securities Inc.
FAO 16921077
2005 Market St., Ste. 1200                                           9.49%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16833504
2005 Market St., Ste. 1200                                           6.17%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16262744
2005 Market St., Ste. 1200                                           6.92%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16965556
2005 Market St., Ste. 1200                                          16.84%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16645678
2005 Market St., Ste. 1200                                          12.49%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16490172
2005 Market St., Ste. 1200                                           5.31%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16046082
2005 Market St., Ste. 1200                                          8.429%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16178176
2005 Market St., Ste. 1200                                           6.12%                                           0%
Philadelphia, PA 19103

                                                    Michigan Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 31464912
2005 Market St., Ste. 1200                                           5.58%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31477981
2005 Market St., Ste. 1200                                          16.65%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31478612
2005 Market St., Ste. 1200                                          16.88%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200                                          14.92%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30714851
2005 Market St., Ste. 1200                                          20.49%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30716124
2005 Market St., Ste. 1200                                           6.27%                                           0%
Philadelphia, PA 19103

                                                         Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 45224795
2005 Market St., Ste. 1200                                          14.21%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16240729
2005 Market St., Ste. 1200                                          12.06%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200                                           9.89%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16036356
2005 Market St., Ste. 1200                                           5.22%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16181169
2005 Market St., Ste. 1200                                          40.66%                                            0%
Philadelphia, PA 19103

                                                  Intermediate Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 31404579
2005 Market St., Ste. 1200                                           5.56%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200                                          17.40%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16036356
2005 Market St., Ste. 1200                                           9.21%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16066433
2005 Market St., Ste. 1200                                          12.81%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16372178
2005 Market St., Ste. 1200                                           7.34%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16163523
2005 Market St., Ste. 1200                                          18.36%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31522083
2005 Market St., Ste. 1200                                          15.24%                                            0%
Philadelphia, PA 19103

                                                       Prime Money Market Fund - Class B

FISERV Securities Inc.
FAO 16185718
2005 Market St., Ste. 1200                                           5.59%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16049047
2005 Market St., Ste. 1200                                           6.24%                                            0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16189033
2005 Market St., Ste. 1200                                           5.23%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31039552
2005 Market St., Ste. 1200                                           5.40%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16741712
2005 Market St., Ste. 1200                                           7.65%                                           0%
Philadelphia, PA 19103

                                                        Small Cap Growth Fund - Class C

FISERV Securities Inc.
FAO 31036389
2005 Market St., Ste. 1200                                           5.03%                                           0%
Philadelphia, PA 19103

                                                        Micro Cap Value Fund - Class C

FISERV Securities Inc.
FAO 45857429
2005 Market St., Ste. 1200                                          12.28%                                           0%
Philadelphia, PA 19103

                                                           Technology Fund - Class C

FISERV Securities Inc.
FAO 31236840
2005 Market St., Ste. 1200                                           6.10%                                           0%
Philadelphia, PA 19103

                                                     Large Cap Opportunity Fund - Class C

FISERV Securities Inc.
FAO 16569504
2005 Market St., Ste. 1200                                           5.22%                                           0%
Philadelphia, PA 19103

                                                          Equity Index Fund - Class C

NFSC FEBO 279-090620
Premier Trust
57 Germantown Ct. Suite 400                                          9.43                                            0%
Cordova, TN 38018

FISERV Securities Inc.
FAO 31526024
2005 Market St., Ste. 1200                                          11.57%                                           0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44490007
2005 Market St., Ste. 1200                                          23.81%                                           0%
Philadelphia, PA 19103

                                                        Large Cap Value Fund - Class C
BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                                                    18.43%                                     18.43%

FISERV Securities Inc.
FAO 30717604
2005 Market St., Ste. 1200                                          77.40%                                         0%
Philadelphia, PA 19103

                                                        Large Cap Growth Fund - Class C

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA  02109                                                    5.06%                                      5.06%

FISERV Securities Inc.
FAO 16797271
2005 Market St., Ste. 1200                                          46.37%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16497376
2005 Market St., Ste. 1200                                           7.78%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16366318
2005 Market St., Ste. 1200                                          15.67%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45669937
2005 Market St., Ste. 1200                                          25.07%                                         0%
Philadelphia, PA 19103

                                                        Multi Cap Value Fund - Class C

FISERV Securities Inc.
FAO 45857429
2005 Market St., Ste. 1200                                           5.41%                                         0%
Philadelphia, PA 19103

                                                  Disciplined Large Cap Value Fund - Class C

FISERV Securities Inc.
FAO 45738605
2005 Market St., Ste. 1200                                          10.31%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44816143
2005 Market St., Ste. 1200                                           5.06%                                         0%
Philadelphia, PA 19103

                                                      International Equity Fund - Class C

FISERV Securities Inc.
FAO 45218426
2005 Market St., Ste. 1200                                          9.32%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16543123
2005 Market St., Ste. 1200                                         10.05%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16412216
2005 Market St., Ste. 1200                                          5.01%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16914859
2005 Market St., Ste. 1200                                          5.72%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16432870
2005 Market St., Ste. 1200                                          8.59%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16086087
2005 Market St., Ste. 1200                                         17.18%                                         0%
Philadelphia, PA 19103

                                                       International GDP Fund - Class C

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                                                   86.06%                                      86.06%

FISERV Securities Inc.
FAO 30720300
2005 Market St., Ste. 1200                                         13.08%                                         0%
Philadelphia, PA 19103

                                                           Worldwide Fund - Class C

FISERV Securities Inc.
FAO 31473054
2005 Market St., Ste. 1200                                          7.43%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16159960
2005 Market St., Ste. 1200                                          6.58%                                         0%
Philadelphia, PA 19103

                                                            Balanced Fund - Class C

FISERV Securities Inc.
FAO 44132877
2005 Market St., Ste. 1200                                          7.93%                                         0%
Philadelphia, PA 19103

                                                    Michigan Municipal Bond Fund - Class C
FISERV Securities Inc.
FAO 31471700
2005 Market St., Ste. 1200                                          23.45%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31478810
2005 Market St., Ste. 1200                                           9.73%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31481619
2005 Market St., Ste. 1200                                          11.29%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30723563
2005 Market Street, Ste. 1200                                       33.53%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31328038
2005 Market Street, Ste. 1200                                        8.38%                                         0%
Philadelphia, PA 19103

ISERV Securities Inc.
FAO 31328062
2005 Market St., Ste. 1200                                           8.32%                                         0%
Philadelphia, PA 19103

                                                      Ohio Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 45919559
2005 Market St., Ste. 1200                                          12.07%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44850877
2005 Market St., Ste. 1200                                          18.72%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16400299
2005 Market St., Ste. 1200                                          10.94%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16400280
2005 Market St., Ste. 1200                                          11.11%                                         0%
Philadelphia, PA 19103

                                                         Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 31398578

2005 Market St., Ste. 1200                                          25.75%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31463111
2005 Market St., Ste. 1200                                          15.34%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31397507
2005 Market St., Ste. 1200                                          13.01%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898868
2005 Market St., Ste. 1200                                          21.12%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16068253
2005 Market St., Ste. 1200                                           6.60%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44212652
2005 Market St., Ste. 1200                                          12.61%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44212497
2005 Market St., Ste. 1200                                           5.05%                                         0%
Philadelphia, PA 19103

                                                              Bond Fund - Class C

FISERV Securities Inc.
FAO 16978907
2005 Market St., Ste. 1200                                           9.54%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16085605
2005 Market St., Ste. 1200                                          10.35%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44228361
2005 Market St., Ste. 1200                                           5.22%                                         0%
Philadelphia, PA 19103

                                                  Intermediate Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 31460363
2005 Market St., Ste. 1200                                           8.75%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413927

2005 Market St., Ste. 1200                                           9.99%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31371710
2005 Market St., Ste. 1200                                          50.39%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31421404
2005 Market Street, Ste. 1200                                        7.85%                                         0%
Philadelphia, PA 19103

                                                       Intermediate Bond Fund - Class C

Robert W. Baird Co Inc.
AC 3781-3178
777 East Wisconsin Avenue                                           11.31%                                         0%
Milwaukee, WI 53202

FISERV Securities Inc.
FAO 16102209
2005 Market St., Ste. 1200                                           6.45%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44816143
2005 Market St., Ste. 1200                                           6.94%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45894771
2005 Market St., Ste. 1200                                           5.47%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31473742
2005 Market St., Ste. 1200                                          13.72%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44850151
2005 Market St., Ste. 1200                                           8.14%                                         0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44916784
2005 Market St., Ste. 1200                                           5.38%                                         0%
Philadelphia, PA 19103


For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., Heartland, and Morgan Stanley Investment Management Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to all Funds other than the Large Cap Opportunity Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Large Cap Opportunity Fund is Heartland. Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s, Heartland's or any respective affiliates' lending relationship with an issuer.

Approval of Investment Advisory Agreement. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management Inc. was formally considered by the Board of Trustees at a meeting held on April 10, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management Inc. has soft dollar arrangements by which brokers provide research to Fifth Third Asset Management Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Fifth Third Asset Management Inc. such as costs and benefits associated with the assumption of duties as custodian to the Trust by Fifth Third Bank. Also considered was the business reputation and financial resources of Fifth Third Asset Management Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Advisory Fees

For their advisory services, the Advisor and Heartland receive annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor or Heartland for the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

                                        Year ended         Amount       Year ended      Amount       Year ended         Amount
              Fund Name                July 31, 2001    Waived- 2001   July 31, 2000  Waived-2000   July 31, 1999     Waived-1999
              ---------                -------------    ------------   -------------  -----------   -------------     -----------
U.S. Government Bond Fund                  $  275          $  73       $   267          $  56           $   261         $  38

Bond Fund(***)                              1,013(*)          --         1,876(**)         --             1,673(**)        --

Ohio Municipal Bond Fund                      991             --         1,057             --             1,122            79


Quality Growth Fund                         8,897             --         7,067             --             4,920            --

Mid Cap Growth Fund                         2,293             --         1,932             --             1,753            --

Balanced Fund                               2,588             --         2,036             --             1,673            --

International Equity Fund                   1,896             --         2,037             --             1,634            --


Disciplined Large Cap Value Fund              906             --         1,081             --             1,311            --

Intermediate Bond Fund(***)                 2,220(*)          --         4,416(**)         --             4,743(**)        --


Intermediate Municipal

Bond Fund(***)                                728(*)          --         1,423(**)         --             1,555(**)        --

Large Cap Opportunity Fund                    596             79           952             --               586            --

Government Money Market Fund                1,956             --         2,274             --             2,789            --


Prime Money Market Fund                     3,680            129         2,260            113             1,657            83


Municipal Money Market Fund                   902            811           477            477               185            60*

U.S. Treasury Money Market Fund             4,032          1,512         3,627          1,269             3,707         1,298


Technology Fund                               604             --            89(****)       --                --            --

Multi Cap Value Fund                          553(**)         --           430(**)         --               473(**)        --

Micro Cap Value Fund                          287(**)         --           207(**)         --                92(**)        --

Strategic Income Fund                         375(**)         --           320(**)         --               334(**)        --


Worldwide Fund                                259(**)         --           468(**)         --               180(**)        --

Institutional Government Money
Market Fund                                   975(*)         366(*)      1,111(**)        439(**)           800(**)       400(**)

                                         Year ended        Amount       Year ended       Amount       Year ended        Amount

              Fund Name                July 31, 2001    Waived- 2001   July 31, 2000  Waived-2000   July 31, 1999     Waived-1999
              ---------                -------------    ------------   -------------  -----------   -------------     -----------

Institutional Money Market Fund               144(*)         109(*)        139(*****)     111(*****)         --            --


Michigan Municipal

Money Market Fund                             708(*)          --         1,134(**)         --             1,250(**)        --

International GDP Fund                      2,298(*)          --         4,448(**)         --             4,025(**)        --


Small Cap Growth Fund                       3,147(*)          --         5,732(**)         --             4,830(**)        --


Equity Index Fund                           1,523(*)         254(*)      2,787(**)        465(**)         2,578(**)       430(**)

Large Cap Core Fund                         2,540(*)          --         5,448(**)         --             6,534(**)        --

Short Term Bond Fund                          609(*)          --           816(**)         --               772(**)        --

Michigan Municipal Bond Fund                  234(*)          --           441(**)         --               522(**)        --


Municipal Bond Fund                           411(*)          --           742(**)         --               694(**)        --

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**    For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.

****  Reflects the period from June 5, 2000 through July 31, 2000.

***** Reflects the period from April 11, 2000 through December 31, 2000.

The investment advisory fees for each of the LifeModel FundsSM, as a percentage of net assets, are as follows:

      Fifth Third LifeModel Conservative Fund(SM)                        0.15%
      Fifth Third LifeModel Moderately Conservative Fund(SM)             0.15%
      Fifth Third LifeModel Moderate Fund(SM)                            0.15%
      Fifth Third LifeModel Moderately Aggressive Fund(SM)               0.15%
      Fifth Third LifeModel Aggressive Fund(SM)                          0.15%

The investment advisory fee for the Small Cap Value Fund, as a percentage of net assets, is 0.90%.

Sub-advisors

Morgan Stanley Investment Management Inc. ("Morgan Stanley") is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management Inc. and Morgan Stanley.

Sub-advisory Fees

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. For the year ended July 31, 2000, Morgan Stanley earned fees of $1,998,111 from the International Equity Fund. For the year ended July 31, 2001, Morgan Stanley earned fees of $853,315 from the International Equity Fund.

Administrative Services

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219 provided administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1999, July 31, 2000, and July 31, 2001 (amounts in thousands):

                                  Year           Amount         Year ended         Amount            Year ended          Amount
                                  ----           ------         ----------         ------            ----------          ------
                                  ended
                                  -----
Fund Name                         July         Waived-2001    July 31, 2000      Waived-2000        July 31, 1999      Waived-1999
---------                         =====        ===========    =============      ===========        =============      ===========
                                 31, 2001
                                 ========
Government Bond Fund              $   88         $   51        $     80             $   49            $    83           $   46

Bond Fund(***)                       305(*)          --             563(**)             --                501(**)           --

Ohio Municipal Bond Fund             286            106             331                 68                358              176

Quality Growth Fund                1,746             --           1,556                252              1,079              290

Mid Cap Growth Fund                  470            108             412                126                385              156

Balanced Fund                        549            195             448                151                367               91

International Equity Fund            346             --             355                 --                292               --

Disciplined Large Cap
Value Fund                           188             62             237                 81                288               75

Intermediate Bond Fund(***)          728(*)           6(*)        1,446(**)             --              1,551(**)           --

Intermediate Municipal Bond
Fund(***)                            263(*)          --             513(**)             --                559(**)           --

Large Cap Opportunity Fund           137             14             203                 --                129                9

Government Money Market Fund         755            233           1,060                381              1,245              697

Prime Money Market Fund            1,534            809             958                463                741              372

Municipal Money Market Fund          311             --             167                 22                 66*              37

U.S. Treasury Money Market
Fund                               1,743          1,007           1,539                907              1,659              927

Technology Fund                      103             --              14(****)           --

Multi Cap Value Fund                  21(**)         --             N/A                N/A                N/A              N/A

Micro Cap Value Fund                  10(**)         --             N/A                N/A                N/A              N/A

Strategic Income Fund                 12(**)         --             N/A                N/A                N/A              N/A

Worldwide Fund                         7(**)         --             N/A                N/A                N/A              N/A

Institutional Government
Money Market Fund                    439(*)         166(*)          500(**)            173(**)            360(**)          121(*)

Institutional Money Market Fund       65(*)          41(*)           63(*****)          47(*****)          --               --

Michigan Municipal Money
Market Fund                             319(*)          115(*)         510(**)        206(**)         562(**)        250(**)

International GDP Fund                  552(*)            7(*)       1,067(**)         --             965(**)         --

Small Cap Growth Fund                   812(*)           --          1,474(**)         --           1,240(**)         --

Equity Index Fund                       918(*)          340(*)       1,673(**)        575(**)       1,544(**)        515(**)

Large Cap Core Fund                     656(*)            5(*)       1,402(**)         --           1,678(**)         --

Short Term Bond Fund                    220(*)           --            294(**)         --             277(**)         --

Michigan Municipal Bond Fund             94(*)           --            176(**)         --             209(**)         --

Municipal Bond Fund                     135(*)           --            243(**)         --             227(**)         --

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**    For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.

****  Reflects the period from June 5, 2000 through July 31, 2000.

***** Reflects the period from April 11, 2000 through December 31, 2000.

 /\   Amount less than $500.

Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, Fifth Third Bank earned the following sub- administrative fees (Amounts in Thousands):

                                                                Year Ended              Year Ended               Year Ended
Fund Name                                                     July 31, 2001            July 31, 2000           July 31, 1999
=========                                                     =============            =============           =============
U.S. Government Bond Fund                                       $ 19                      $ 14                   $ 12

Ohio Municipal Bond Fund                                        $ 69                      $ 48                   $ 51

Quality Growth Fund                                             $426                      $253                   $154

Mid Cap Growth Fund                                             $110                      $ 82                   $ 55

Balanced Fund                                                   $124                      $ 72                   $ 52

International Equity Fund                                       $ 73                      $ 57                   $ 41

Disciplined Large Cap Value Fund                                $ 43                      $ 38                   $ 41

Large Cap Opportunity Fund                                      $ 28                      $ 33                   $ 18

Government Money Market Fund                                    $188                      $159                   $174

Prime Money Market Fund                                         $353                      $162                   $104

Municipal Money Market Fund                                       $ 69                     $ 27                     $ 11

U.S. Treasury Money Market Fund                                   $386                     $256                     $232

Technology Fund                                                   $ 23                     $  0(*)                   N/A

Multi Cap Value Fund                                              $  2(**)                  N/A(**)

Micro Cap Value Fund                                              $  1(**)                  N/A(**)

Strategic Income Fund                                             $  1(**)                  N/A(**)

Worldwide Fund                                                    $  1(**)                  N/A(**)

*  Reflects the period from June 5, 2000 through July 31, 2000.

** Reflects the fiscal year ended December 31, 2001.

Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, those fees were approximately $487,000, $503,000, and $510,000, respectively.

Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

                                                         Year ended               Year ended            Year ended
                     Fund Name                          July 31, 2001           July 31, 2000         July 31, 1999
                     ---------                          -------------           -------------         -------------
Government Bond Fund                                          $ 26                     $ 14                  $ 16

Ohio Municipal Bond Fund                                      $ 51                     $ 19                  $ 44

Quality Growth Fund                                           $275                     $ 95                  $ 90

Mid Cap Growth Fund                                           $ 84                     $ 45                  $ 51

Balanced Fund                                                 $ 99                     $ 50                  $ 32

International Equity Fund                                     $ 74                     $115                  $ 73

Disciplined Large Cap Value Fund                              $ 41                     $ 25                  $ 30

Large Cap Opportunity Fund                                    $ 46                     $ 31                  $ 38

Government Money Market Fund                                  $117                     $ 24                  $285

Prime Money Market Fund                                       $173                     $ 34                  $ 23

Municipal Money Market Fund                                   $ 46                     $ 25                  $ 52

U.S. Treasury Money Market Fund                               $192                     $ 43                  $ 35

Technology Fund                                               $ 28                     $  3(*)                N/A

Multi Cap Value Fund                                          $  3(**)                  N/A                   N/A

Micro Cap Value Fund                                          $  1(**)                  N/A                   N/A

Strategic Income Fund                                         $  2(**)                  N/A                   N/A

Worldwide Fund                                                $  1(**)                  N/A                   N/A

*  Reflects the period from June 5, 2000 through July 31, 2000.

** Reflects the fiscal year ended December 31, 2001.

BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.

Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, the Subadvisor and Heartland look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, the Subadvisor and Heartland will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, the Subadvisor and Heartland make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, the Subadvisor and Heartland may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, the Subadvisor and Heartland and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, the Subadvisor and Heartland and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:
Balanced, $15,432 of the $157,034 total brokerage commissions paid; Mid Cap Growth, $32,822 of the $157,457 total brokerage commissions paid; Quality Growth, $45,160 of the $520,588 total brokerage commissions paid; Disciplined Large Cap Value, $11,386 of the $41,173 total brokerage commissions paid; Technology, $13,985 of the $49,925 total brokerage commissions paid; Large Cap Opportunity, $192,514 of the $283,694 total brokerage commissions paid; U.S. Government Bond, $535 of the $710 total brokerage commissions paid. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Technology, $7,365 of the $35,245 total brokerage commissions paid; Balanced, $27,012 of the $124,465 total brokerage commission paid; Disciplined Cap Large Value $49,230 of the $171,911 total brokerage commissions paid; Mid Cap Growth, $69,677 of the $243,226 total brokerage commissions paid; Municipal, $14,498 of the $14,498 total brokerage commissions paid; Large Cap Opportunity, $105,572 of the $150,161 total brokerage commissions paid; and Quality Growth, $53,138 of the $347,918 total brokerage commissions paid. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Municipal Bond, $2,767 of the $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap Growth, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Disciplined Large Cap Value, $67,699 of the $263,461 total brokerage commissions paid; Intermediate Bond Fund, $700 of the $700 total brokerage commissions paid; Intermediate Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; and Large Cap Opportunity, $134,823 of the $134,823 total brokerage commissions paid.

For the fiscal year ended December 31, 2001, the following Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; Strategic Income Fund, $74,219; and Worldwide Fund, $84,645. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc. For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions: $283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; $0 and $30,281, respectively, for the Worldwide Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.

Research services provided by brokers may be used by the Advisor, the Subadvisor and Heartland in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, the Subadvisor and Heartland or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, the Subadvisor and Heartland in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, the Subadvisor and Heartland and does not reduce the advisory fees payable to the Advisor, the Subadvisor or Heartland. Such information may be useful to the Advisor, the Subadvisor or Heartland in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, the Subadvisor or Heartland in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Subadvisor and Heartland, the Advisor, the Subadvisor and Heartland may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, the Subadvisor and Heartland are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, the Subadvisor and Heartland to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2001, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

                    SECURITIES OF THE FUNDS' BROKERS/DEALERS

           Fund                                       Security           Principal/Shares     Market Value
           ----                                       --------           ----------------     ------------
U.S. Treasury Money Market Fund                     Bear Stearns           $ 50,000,000       $ 50,000,000
                                                   Credit Suisse           $130,000,000       $130,000,000
                                                Salomon Smith Barney       $ 50,000,000       $ 50,000,000
Prime Money Market Fund                            Credit Suisse           $ 25,000,000       $ 24,980,344
                                                   Merrill Lynch           $ 58,215,000       $ 58,507,278
Balanced Fund                                          Lehman              $  3,000,000       $  3,245,403
Bond Fund                                              Lehman              $  4,000,000       $  4,065,068
                                                    First Union            $  4,125,000       $  4,331,250
Intermediate Bond Fund                                 Lehman              $  7,000,000       $  7,713,503
                                                    First Union            $  5,000,000       $  5,362,500
Large Cap Opportunity Fund                         Merrill Lynch                 21,754       $  1,179,937
International Equity Fund                          Credit Suisse                  3,090       $    523,250
Large Cap Core Fund                                 First Union                  53,000       $  1,876,200
                                                   Merrill Lynch                 53,400       $  2,896,416
                                                   Morgan Stanley                73,200       $  4,378,824
Equity Index Fund                                   Bear Stearns                  8,187       $    476,074
                                                    First Union                  76,170       $  2,696,418
                                                   Merrill Lynch                 65,200       $  3,536,448
                                                   Morgan Stanley                86,432       $  5,170,362
Short Term Bond Fund                                Bear Stearns           $  3,000,000       $  3,063,750
                                                    First Union            $  5,000,000       $  5,262,500
                                                   Merrill Lynch           $  5,000,000       $  5,137,500
Institutional Government Money Market Fund         Morgan Stanley          $ 65,000,000       $ 65,000,000
Institutional Money Market Fund                    Merrill Lynch           $  3,100,000       $  3,123,218

Brokerage commissions paid by the Funds in secondary trading are as follows:

                                     Fiscal Year Ended       Fiscal Year Ended       Fiscal Year Ended
Fund Name                              July 31, 2001           July 31, 2000           July 31, 1999
---------                              -------------           -------------           -------------
 Government Bond Fund                    $    710                     N/A                      N/A

 Ohio Municipal Bond Fund                     N/A                     N/A                 $  2,768

 Quality Growth Fund                     $520,588                $347,918                 $405,487

 Mid Cap Growth Fund                     $157,457                $243,226                 $313,878

 Balanced Fund                           $157,034                $124,465                 $145,176

 International Equity Fund               $ 79,097                $ 34,299                 $114,330

 Disciplined Large Cap Value Fund        $ 41,173                $171,911                 $281,046

 Large Cap Opportunity Fund              $283,694                $150,161                 $141,898

 Government Money Market Fund                 N/A                     N/A                      N/A

 Prime Money Market Fund                 $    450                     N/A                      N/A

 Municipal Money Market Fund                  N/A                     N/A                      N/A

 U.S. Treasury Money Market Fund              N/A                     N/A                      N/A

 Technology Fund                         $ 49,925                $ 35,245                      N/A


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Advisor Shares, Class A Shares, Service Shares, Class B Shares, Class C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement

With respect to Advisor Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Pursuant to the Plan, with respect to Class A Shares and Service Shares, the Funds which offer Class A Shares and Service Shares are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares or Service Shares of each applicable Fund held during the month.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. Class B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these shares.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2001, the distributor received $233,000 pursuant to the Plan. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 2001, the Funds paid $70,000 to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Class A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Class A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Class A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Class B Shares to Class A Shares

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:

   Purchase Amount                        Load/Sales Charge   Dealer Reallowance
   ---------------                        -----------------   ------------------

   Less than $50,000                            5.00%               4.25%
   $50,000 but less than $100,000               4.50%               4.00%
   $100,000 but less than $250,000              3.50%               3.00%
   $250,000 but less than $500,000              2.50%               2.00%
   $500,000 but less than $1,000,000            2.00%               1.70%
   $1,000,000 but less than $5,000,000*         0.00%               1.00%
   $5,000,000 but less than $25,000,000*        0.00%               0.75%
   $25,000,000 or more*                         0.00%               0.50%

A finder's fee may be paid for Class A Shares only . The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. The Distributor will retain the 12b-1 fee for 12 months and begin paying the 0.25% 12b-1 fee to the broker/dealer in the 13/th/ month. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

* For purchases made prior to August 1, 2002, if you purchased $500,000 or more of Class A shares and did not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you may pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. For purchases made on or after August 1, 2002, if you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor. For purchases of over $1,000,000, the Distributor may pay broker/dealers, out of its own assets, a fee of up to 1.00% of the offering price on purchases up to $5,000,000, 0.50% on purchases up to $25,000,000, and 0.25% on purchases exceeding $25,000,000.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Class A Shares and Class C Shares redeemed within one (1) year of purchase and Class B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses. The Money Market Funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:

..    according to the last sale price on a national securities exchange, if available;

..    in the absence of recorded sales for listed securities, according to the mean between the last available bid and asked prices;

..    for unlisted securities, valued at the mean of their latest bid and ask prices;

..    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

..    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

With respect to the Ohio Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, and Intermediate Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

The use of a fund-of-funds structure can affect the amount, timing and character of distributions to shareholders. For example, a Fund of Funds will not be able to offset gains realized by one Underlying Fund in which such Fund of Funds invests against losses realized by another Underlying Fund in which such Fund of Funds invests.

Depending on a Fund of Fund's percentage ownership in an Underlying Fund, both before and after a redemption, a redemption of shares of an Underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. The operation of the "wash sale" rules may also defer losses realized when a Fund of Funds redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Funds of funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds will not invest in underlying funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

Municipal Bond, Municipal Money Market, and Tax-Exempt Funds

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of Funds do not intend to make this election if it is available. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for
amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION

Total Return

                              Institutional Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001

                                                                                                                          Since
Fund Name                                                               1 Year           5 Years        10 Years        Inception
---------                                                               ------           -------        --------        ---------
Quality Growth Fund                                                     -19.93%            16.02%         13.32%           15.12%
Disciplined Large Cap Value Fund                                          2.18%            12.56%         10.67%           13.16%
Large Cap Opportunity Fund                                              -31.27%             8.51%         10.08%           12.30%
Balanced Fund                                                           -11.64%            12.51%         11.07%           14.40%
Mid Cap Growth Fund                                                      -9.94%            14.52%         11.80%           14.17%
International Equity Fund                                               -17.61%             5.17%           N/A             4.76%
Intermediate Bond Fund                                                   12.16%             6.80%           N/A             6.20%
Bond Fund                                                                13.54%             7.66%           N/A             7.64%
U.S. Government Bond Fund                                                11.10%             6.48%          5.83%            6.17%
Intermediate Municipal Bond Fund                                          8.57%             5.49%           N/A             5.32%
Ohio Municipal Bond Fund                                                  8.28%             4.98%          5.29%            5.06%
Technology Fund                                                         -46.65%              N/A            N/A           -42.96%
Government Money Market Fund                                              5.23%             5.05%          4.56%            4.56%
Prime Money Market Fund                                                   5.41%             5.21%          4.65%            5.18%
Municipal Money Market Fund                                               3.44%             2.99%          2.72%            3.65%
U.S. Treasury Money Market Fund                                           5.30%             5.16%          4.63%            5.29%
Institutional Government Money Market Fund                                5.39%              N/A            N/A             5.26%
Institutional Money Market Fund                                           5.65%              N/A            N/A             5.84%
Michigan Municipal Money Market Fund                                      3.37%             3.20%          2.99%            3.01%
International GDP Fund                                                  -24.47%             1.93%           N/A             6.67%
Small Cap Growth Fund                                                    -8.20%            10.42%           N/A            12.09%
Equity Index Fund                                                       -14.57%            14.81%           N/A            14.54%
Large Cap Core Fund                                                     -15.49%            11.94%           N/A            12.89%
Short Term Bond Fund                                                     10.04%             6.32%           N/A             5.48%
Michigan Municipal Bond Fund                                              7.34%             4.69%           N/A             4.39%
Municipal Bond Fund                                                       9.89%             6.07%           N/A             6.12%

                              Institutional Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                                          Since
Fund Name                                                               1 Year            5 Years        10 Years       Inception
---------                                                               ------            -------        --------       ---------
Multi Cap Value Fund                                                      7.91%            12.08%          13.90%         13.10%
Micro Cap Value Fund                                                     22.90%              N/A             N/A           9.71%
Strategic Income Fund                                                    13.12%             7.52%           7.43%          7.93%
Worldwide Fund                                                          -11.53%            11.12%            N/A          10.96%


                                 Class A Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001


                                                                                                      Since
Fund Name                                     1 Year            5 Years           10 Years          Inception
---------                                     ------            -------           --------          ---------
Quality Growth Fund                            -24.13%            14.68%           12.66%             14.76%
Disciplined Large Cap Value Fund                -3.27%            11.22%           10.01%             12.79%
Large Cap Opportunity Fund                     -34.87%             7.25%            9.44%             11.90%
Balanced Fund                                  -16.23%            11.19%           10.42%             14.04%
Mid Cap Growth Fund                            -14.68%            13.15%           11.13%             13.76%
International Equity Fund                      -21.97%             3.91%             N/A               3.86%
Intermediate Bond Fund                           6.41%             5.45%             N/A               5.33%
Bond Fund                                        7.51%             6.35%             N/A               6.50%
U.S. Government Bond Fund                        5.25%             5.25%            5.21%              5.78%
Intermediate Municipal Bond Fund                 2.85%             4.15%             N/A               4.47%
Ohio Municipal Bond Fund                         2.65%             3.77%            4.68%              4.64%
Technology Fund                                -48.34%              N/A              N/A             -45.53%
Government Money Market Fund                     5.02%             4.93%            4.49%              4.49%
Prime Money Market Fund                          5.14%             5.06%            4.54%              5.04%
Municipal Money Market Fund                      3.37%             2.97%            2.71%              3.65%
Michigan Municipal Money Market Fund             3.19%             3.16%             N/A               2.93%
International GDP Fund                         -28.53%             0.58%             N/A               5.74%
Small Cap Growth Fund                          -12.94%             9.06%             N/A              10.52%
Equity Index Fund                              -19.05%            13.36%             N/A              13.42%
Large Cap Core Fund                            -19.90%            10.53%             N/A              11.72%
Short Term Bond Fund                             4.37%             5.09%             N/A               4.71%
Michigan Municipal Bond Fund                     1.88%             3.47%             N/A               3.58%
Municipal Bond Fund                              4.22%             4.71%             N/A               5.01%


                                 Class A Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                      Since
Fund Name                                     1 Year            5 Years             10 Years        Inception
---------                                     ------            -------             --------        ---------
Multi Cap Value Fund                           2.69%              10.85%             13.26%           12.59%
Micro Cap Value Fund                          16.64%               N/A                N/A              8.10%

                                 Class B Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001


                                                                                                       Since
Fund Name                                         1 Year            5 Years        10 Years          Inception
---------                                         ------            -------        --------          ---------
Quality Growth Fund                               -24.67%           14.78%           12.41%            14.23%
Disciplined Large Cap Value Fund                   -3.68%           11.33%            9.76%            12.29%
Large Cap Opportunity Fund                        -35.26%            7.25%            9.19%            11.43%
Balanced Fund                                     -16.35%           11.24%           10.16%            13.52%
Mid Cap Growth Fund                               -14.71%           13.22%           10.86%            13.27%
International Equity Fund                         -21.89%            3.90%             N/A              3.86%
Intermediate Bond Fund                              5.96%            5.41%             N/A              5.13%
Bond Fund                                           7.39%            6.27%             N/A              6.56%
Intermediate Municipal Bond Fund                    2.52%            4.11%             N/A              4.27%
Ohio Municipal Bond Fund                            1.46%            3.55%            4.35%             4.17%
Technology Fund                                   -48.74%             N/A              N/A            -45.46%
Prime Money Market Fund                            -0.86%            3.89%            3.84%             4.63%
International GDP Fund                            -29.00%            0.52%             N/A              5.61%
Small Cap Growth Fund                             -13.68%            9.05%             N/A             10.99%
Equity Index Fund                                 -19.66%           13.43%             N/A             13.41%
Large Cap Core Fund                               -20.50%           10.56%             N/A             11.77%
Michigan Municipal Bond Fund                        1.25%            3.29%             N/A              3.36%
Municipal Bond Fund                                 3.85%            4.70%             N/A              5.09%


                                 Class B Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                       Since
Fund Name                                         1 Year            5 Years         10 Years         Inception
---------                                         ------            -------         --------         ---------
Multi Cap Value Fund                               1.88%            11.05%            13.35%           12.66%
Micro Cap Value Fund                              16.68%              N/A               N/A             8.18%


                                 Class C Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001


                                                                                                         Since
Fund Name                                          1 Year           5 Years         10 Years          Inception
---------                                          ------           -------         --------           ---------
Quality Growth Fund                               -20.71%            15.11%            12.46%           14.25%
Disciplined Large Cap Value Fund                    1.20%            11.69%             9.83%           12.30%
Large Cap Opportunity Fund                        -31.97%             7.33%             9.06%           11.35
Balanced Fund                                     -12.47%            11.65%            10.24%           13.55%
Mid Cap Growth Fund                               -10.95%            13.57%            10.93%           13.30%
International Equity Fund                         -18.39%             4.41%              N/A             4.18%
Intermediate Bond Fund                              9.96%             5.74%              N/A             5.13%
Bond Fund                                          11.39%             6.58%              N/A             6.56%
U.S. Government Bond Fund                           9.98%             5.57%             4.98%            5.34%
Intermediate Municipal Bond Fund                    6.52%             4.45%              N/A             4.27%
Ohio Municipal Bond Fund                            7.31%             4.19%             4.48%            4.26%
Technology Fund                                   -46.65%              N/A               N/A           -43.53%
International GDP Fund                            -26.01%             0.91%              N/A             5.61%
Small Cap Growth Fund                             -10.05%             9.34%              N/A            10.99%
Equity Index Fund                                 -16.27%            13.67%              N/A            13.41%
Large Cap Core Fund                               -17.15%            10.82%              N/A            11.77%
Michigan Municipal Bond Fund                        5.25%             3.64%              N/A             3.36%
Municipal Bond Fund                                 7.85%             5.03%              N/A             5.09%

                                 Class C Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                Since
Fund Name                                 1 Year            5 Years            10 Years       Inception
---------                                 ------            -------            --------       ---------
Multi Cap Value Fund                         6.85%            11.30%           13.22%            12.45%
Micro Cap Value Fund                        21.88%              N/A              N/A              8.83%
Strategic Income Fund                       11.80%             6.69%            6.76%             7.31%
Worldwide Fund                             -12.49%            10.04%             N/A             10.11%


                                 Advisor Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001


                                                                                                Since
Fund Name                                  1 Year           5 Years            10 Years       Inception
---------                                  ------           -------            --------       ---------
Quality Growth Fund                         -20.36%          15.56%           12.96%            14.81%
Balanced Fund                               -12.07%          12.07%           10.71%            14.10%
Mid Cap Growth Fund                         -10.37%          14.04%           11.42%            13.81%
Bond Fund                                    13.03%           7.13%             N/A              7.10%
Technology Fund                             -45.73%            N/A              N/A            -43.17%
Prime Money Market Fund                       4.79%           4.67%            4.13%             4.65%
Small Cap Growth Fund                        -8.64%           9.89%             N/A             11.54%
Equity Index Fund                           -15.00%          14.24%             N/A             13.97%
Municipal Bond Fund                           9.42%           5.55%             N/A              5.62%


                                 Advisor Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                Since
Fund Name                                  1 Year           5 Years            10 Years       Inception
---------                                  ------           -------            --------       ---------
Multi Cap Value Fund                         7.47%            11.86%           13.78%          13.01%
Micro Cap Value Fund                        22.22%              N/A              N/A            9.35%
Strategic Income Fund                       12.64%             7.27%            7.31%           7.85%
Worldwide Fund                             -11.86%            10.64%             N/A           10.68%


                                Service Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001


                                                                                                Since
Fund Name                                  1 Year           5 Years           10 Years       Inception
---------                                  ------           -------           --------       ---------
U.S. Treasury Money Market Fund              4.92%             4.88%             4.36%            5.02%
Institutional Money Market Fund              5.38%              N/A               N/A             5.57%

Yield

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2001 were as follows:


                                            Institutional      Class A           Class B          Class C
Fund Name                                      Shares           Shares            Shares           Shares
---------                                      ------           ------            ------           ------
Intermediate Bond Fund                          4.87%            4.62%             N/A              N/A
Bond Fund                                       5.13%            4.88%             N/A              N/A
U.S. Government Bond Fund                       4.38%            3.93%             N/A             3.38%
Intermediate Municipal Bond Fund                3.24%            3.00%             N/A              N/A
Ohio Municipal Bond Fund                        3.49%            3.10%            2.49%            2.49%
Short Term Bond Fund                            4.51%            4.36%             N/A              N/A
Michigan Municipal Bond Fund                    3.26%            3.11%             N/A              N/A
Municipal Bond Fund                             3.65%            3.40%             N/A              N/A

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may also advertise tax- equivalent yield. The tax-equivalent yield for the Ohio Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.73% for the Institutional shares, 5.09% for the Class A shares, and 4.09% for the Class C shares, while the tax-equivalent yield for the Intermediate Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.32% for the Institutional shares and 4.93% for the Class A shares. The tax-equivalent yield for the Michigan Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.35% for the Institutional shares, 5.11% for the Class A shares, while the tax- equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.99% for the Institutional shares and 5.58% for the Class A shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.1% tax rate and assuming that income is 100% tax-exempt.

                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

..    Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

..    Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

..    Lehman Muni Bond Index is a broad-based total return index comprised of
     8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.

..    Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond and Intermediate Bond Funds)

..    Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..    Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

..    Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)

..    Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond, Government Bond, and Intermediate Bond Funds)

..    Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..    Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

..    Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Bond Fund)

..    Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

..    Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

..    Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

..    Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

..    Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

..    Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

..    Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
     Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

..    S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

..    S&P Mid Cap Growth 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Growth Fund)

..    Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
     Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap Growth, Large Cap Opportunity, and Disciplined Large Cap Value Funds)

..    Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Growth Fund)

..    Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

..    Lehman Brothers Three-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

..    Lehman Brothers Five-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

..    Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of
     U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

..    Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

..    Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

..    Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

..    Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

..    Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Morgan Stanley Capital International Europe Index is an unmanaged index of
     European stocks. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

..    Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

..    Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

..    91-day Treasury Bill return tracks the investment return paid on U.S.
     Treasury bills maturing in 91 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The financial statements and related independent auditor's report for the Funds (other than the Strategic Income Fund, Worldwide Fund, Micro Cap Value Fund, and Multi Cap Value Fund) for the fiscal year ended July 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2001 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2002 (File Nos. 33-24848 and 811-5669). Financial statements and related independent auditor's report for the Strategic Income Fund (formerly the Maxus Income Fund, File Nos. 2-94197 and 811-4144), Worldwide Fund (formerly the Maxus Laureate Fund, File Nos. 33-58514 and 811-7516), Multi Cap Value Fund (formerly the Maxus Equity Fund, File Nos. 33-30003 and 811-5865) and Micro Cap Value Fund (formerly part of the Maxfund Trust, File Nos. 333-41555 and 811-8499) for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2001. The financial statements and related independent auditor's report for the former Kent Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Kent Funds dated December 31, 2000 (File Nos. 33-08398 and 811-04824). The financial statements and related independent auditor's report for the former Maxus Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Maxus Funds dated December 31, 2000 (File Nos. listed above). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

The July 31, 2001 and December 31, 2001 fiscal year end financial statements referred to above were audited by Arthur Andersen LLP as were those financial highlights specified as having been audited by that firm in the Trust's prospectuses dated August 1, 2002. The Securities Act of 1933 at Section 11 includes specific provisions relating to the liability of auditors who have consented to use of such materials in connection with a registration statement. Arthur Andersen LLP has not issued such a consent with respect to the Post-Effective Amendment to the Trust's registration statement that includes both this SAI and the corresponding prospectuses of the Trust dated August 1, 2002. The lack of such a consent may limit the ability of shareholders to recover from Arthur Andersen LLP pursuant to a claim brought under a theory of liability based on Section 11 of the Securities Act of 1933.

The Small Cap Value Fund and the Funds of Funds are newly offered and do not have a financial history.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-I + and F-1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

..    Leading market positions in well-established industries.

..    High rates of return on funds employed.

..    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

..    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..    Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

      (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
      (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
      (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
      (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
      (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
      (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
      (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
      (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
      (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on or about June 14, 2000).
      (x) Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on or about April 24, 2002).
      (xi)    Amendment No. 18 to the Declaration of Trust is filed herewith.
      (xii) Form of Amendment No. 19 to the Declaration of Trust is filed herewith.

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

      The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
      Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

      Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Section 5. Establishing and Designation of Series or Class.

      Without limiting the authority of the Trustees set forth in Article XII,
      Section 8, inter alia, to establish and designate any additional Series or Class, or to modify the rights and preferences of any existing Series or Class, the Series and Classes of the Trust shall be, and hereby are, established and designated as:

      Fifth Third Government Money Market Fund;

            Class A Shares;
            Institutional Shares;

      Fifth Third Prime Money Market Fund;

            Class A Shares;
            Class B Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third Municipal Money Market Fund;

            Class A Shares;
            Institutional Shares;

      Fifth Third Quality Growth Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third Disciplined Large Cap Value Fund

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;

      Fifth Third Large Cap Opportunity Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;

      Fifth Third Balanced Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third Mid Cap Growth Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third International Equity Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;

      Fifth Third Technology Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third Intermediate Bond Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;

      Fifth Third Bond Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;
            Institutional Shares;
            Advisor Shares;

      Fifth Third U.S. Government Bond Fund;

            Class A Shares;
            Class C Shares;
            Institutional Shares;

      Fifth Third Intermediate Municipal Bond Fund;

            Class A Shares;
            Class B Shares;
            Class C Shares;

          Institutional Shares;

     Fifth Third Ohio Municipal Bond Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;

     Fifth Third U.S. Treasury Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Strategic Income Fund;

          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Multi Cap Value Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Worldwide Fund;

          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Micro Cap Value Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Institutional Government Money Market Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Service Shares;

     Fifth Third Institutional Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Michigan Municipal Money Market Fund;

          Class A Shares;
          Institutional Shares;

     Fifth Third International GDP Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;

     Fifth Third Small Cap Growth Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Large Cap Core Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;

     Fifth Third Equity Index Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Short Term Bond Fund;

          Class A Shares;
          Institutional Shares;

     Fifth Third Michigan Municipal Bond Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;

     Fifth Third Municipal Bond Fund;

          Class A Shares;
          Class B Shares;
          Class C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Ohio Tax Exempt Money Market Fund;

          Class A Shares;
          Institutional Shares;

     Fifth Third LifeModel Conservative Fund(SM);

          Institutional Shares;
          Class A Shares;
          Class B Shares;
          Class C Shares;

     Fifth Third LifeModel Moderately Conservative Fund(SM);

          Institutional Shares;
          Class A Shares;
          Class B Shares;
          Class C Shares;

     Fifth Third LifeModel Moderate Fund(SM);

          Institutional Shares;
          Class A Shares;
          Class B Shares;
          Class C Shares;

     Fifth Third LifeModel Moderately Aggressive Fund(SM);

          Institutional Shares;
          Class A Shares;
          Class B Shares;
          Class C Shares;

     Fifth Third LifeModel Aggressive Fund(SM);

          Institutional Shares;
          Class A Shares;
          Class B Shares;
          Class C Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his

     Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)  (i)    Form of Investment Advisory Contract between the Registrant and
            Fifth Third Asset Management Inc. (incorporated by reference to
            Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

            (A) Form of Schedule A to the Investment Advisory Contract is filed herewith.

     (ii) Form of Investment Advisory Contract of the Fifth Third Large Cap Opportunity Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on or about July 3, 2002).

     (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

            (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(e)  (i)    Distribution Agreement of the Registrant dated October 29, 2001
            (incorporated by reference to Registrant's Post-Effective Amendment
            No. 43 on Form N-1A filed on or about May 15, 2002).

            (A) Form of Amended Schedules A, B and C to the Distribution Agreement are filed herewith.

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

            (A) Form of Amended Exhibit A to the Administrative Service Agreement is filed herewith.

(f)  Not applicable.

(g)  (i)    Custody Agreement of the Registrant (incorporated by reference to
            Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

            (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                   1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)  (i)    Transfer Agency and Accounting Services Agreement of the Registrant
            (incorporated by reference to Registrant's Post-Effective Amendment
            No. 15 on Form N-1A filed February 28, 1995).

            (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement is filed herewith.

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (B) Form of Amended Schedule A to the Management and Administration Agreement is filed herewith.

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (B) Form of Amended Schedule A to the Sub-Administration Agreement is filed herewith.

           (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                 2000).

           (v) Shareholder Servicing Plan dated September 20, 2000 is filed herewith.

                 (A) Form of Schedule I to the Shareholder Servicing Plan is filed herewith.

    (i)          Opinion of Ropes & Gray is filed herewith.

    (j)(1)       Consent of Ropes & Gray is filed herewith.

(k) Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m)        (i)   Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on
                 Form N-1A filed on or about September 29, 2000).

                 (A) Form of Amended Exhibits A, B, C and D to the Rule 12b-1 Plan is filed herewith.

           (ii) Combined Rule 12b-1 Agreement dated September 19, 2001 is filed herewith.

                 (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement is filed herewith.

           (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                 (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan is filed herewith.

(n)        Form of Amended Multiple Class Plan is filed herewith.

(p)(i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(ii) Code of Ethics for Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on or about May 15, 2002).

(p)(iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24.   Persons Controlled by or Under Common Control with Registrant

None

Item 25.   Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor

FIFTH THIRD ASSET MANAGEMENT INC.

                           Position with Fifth Third Asset     Other Substantial Business, Vocation, Profession or
Name                       Management Inc.                     Employment
----                       ---------------                     ----------

Neal E. Arnold             Director                            Executive Vice President with Fifth Third Bank

James D. Berghausen        Director, President                 Chief Investment Officer and Senior Vice President
                                                               with Fifth Third Bank

Paul L. Reynolds           Secretary                           Senior Vice President with Fifth Third Bank

Kevin S. Woodard           Assistant Secretary                 Vice President with Fifth Third Bank

Robert Curtin              Treasurer and Assistant Secretary   Vice President with Fifth Third Bank

Roberta Tucker             Director, Fixed Income              Vice President with Fifth Third Bank

Denis Amato                Director of Value Strategies        Director of Value Strategies with Fifth Third Bank

Richard Barone             Director of Equity Strategy -       Chairman and Chief Executive Officer with Ancora
                           Small Company Fund                  Capital Securities, Inc.

James Bernard              Director of Fixed Income - Tax      Vice President with Fifth Third Bank
                           Free

Allan Miller               Director of Equity Strategy -       Vice President with Fifth Third Bank
                           Worldwide Fund

Mitchell L. Stapley        Chief Fixed Income Officer          Director of Fixed Income with Fifth Third Bank

Michael J. Martin          Director of Fixed Income - Tax      Director of Fixed Income with Fifth Third Bank
                           Free

Allan J. Meyers            Director Equity Strategy - Large    Director of Equity Funds with Fifth Third Bank
                           Company Fund

David C. Eder              Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank Equity
                           Structured                          Products

Robert Cummisford          Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank
                           Small Company Fund

Steven Folker              Director of Growth Strategies       Vice President with Fifth Third Bank

James Russell              Director of Equity Products         Vice President with Fifth Third Bank

John Schmitz               Director of Equity Strategy -       Vice President with Fifth Third Bank
                           Income Growth/International

John Hoeting               Senior Portfolio Manager            Ass't Vice President with Fifth Third Bank

Scott Mlynek               Portfolio Manager                   Portfolio Manager with Fifth Third Bank

John L.Cassady             Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Michael S. Gilmore         Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Sara M. Quirk              Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Daniel R. Skubiz           Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Brian J. Smolinski         Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Eric Strange               Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Steve Mygrant              Senior Equity Analyst               Portfolio Manager with Fifth Third Bank

Patricia S. Younker        Fixed Income Assistant              Investment Officer with Fifth Third Bank

Mark Demos                 Equity Analyst                      Trust Officer with Fifth Third Bank

Jon Fisher                 Equity Analyst                      Ass't Vice President with Fifth Third Bank

Scott Lucas                Trader                              Municipal Bond Trader with Fifth Third Bank

Robert Luckey              Trader                              Equity Trader with Fifth Third Bank

Dan Popowics               Equity Analyst                      Ass't Vice President with Fifth Third Bank

Sunil Reddy                Equity Analyst                      Ass't Vice President with Fifth Third Bank

John Sutorius              Trader                              Corporate Bond Trader with Fifth Third Bank

Dan Whitney                Senior Trader                       Assistant Vice President with Fifth Third Bank


MORGAN STANLEY INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc. ("MSIM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSIM pursuant to the Advisers Act (SEC File No. 801-15757).

Morgan Stanley Investment Management Inc.  as of June 28, 2002

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT
MANAGEMENT INC.                                 NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
Barton Michael Biggs
Chairman, Director and Managing Director

Mitchell M. Merin                               Morgan Stanley Investment       President, Chief Executive
Director                                        Advisors Inc.                   Officer and Director
                                                Morgan Stanley Dean Witter &    President and Chief Operating
                                                Co.                             Officer of Asset Management
                                                Morgan Stanley Distributors     Chairman, Chief Executive
                                                Inc. and Morgan Stanley Trust   Officer and Director
                                                FSB

                                                Morgan Stanley Services         President, Chief Executive
                                                Company Inc.                    Officer and Director
                                                Morgan Stanley Funds            President
                                                Morgan Stanley DW Inc.          Executive Vice President and
                                                                                Director

                                                Various MSDW Subsidiaries       Director
                                                Various Van Kampen investment   Trustee
                                                companies
Joseph J. McAlinden                             Morgan Stanley Investment       Executive Vice President and
Chief Investment Officer                        Advisors Inc.                   Chief Investment Officer
                                                Morgan Stanley Funds            Vice President
                                                Morgan Stanley Trust            Director

Rajesh Kumar Gupta                                Morgan Stanley Investment     Senior Vice President, Director
Chief Administrative Officer Investments          Advisors Inc.                 of the Taxable Fixed Income
                                                                                Group and Chief Administrative
                                                                                Officer-Investments
Arthur Lev
General Counsel, Managing Director and Secretary

James P. Wallin
Chief Compliance Officer and Executive Director

Alexander C. Frank
Treasurer

DIRECTORS
                                                  Title
Barton M. Biggs                                   Director
Mitchell M. Merin                                 Director
Barry Fink                                        Director
Ronald E. Robison                                 Director


OFFICERS
                                                  Title
Barton M. Biggs                                   Chairman
                                                  Managing Director
Mitchell M. Merin                                 President
Joseph McAlinden                                  Chief Investment Officer
                                                  Managing Director
Rajesh K. Gupta                                   Chief Administrative Officer -
                                                  Investments
                                                  Managing Director
Ronald E. Robison                                 Chief Operations Officer
                                                  Managing Director
Debra M. Aaron                                    Managing Director
John R. Alkire                                    Managing Director
W. David Armstrong                                Managing Director
William S. Auslander                              Managing Director
Jerome B. Baesel                                  Managing Director
B. Robert Baker, Jr.                              Managing Director
Glenn E. Becker                                   Managing Director
Richard M. Behler                                 Managing Director
Thomas L. Bennett                                 Managing Director
Theodore R. Bigman                                Managing Director
Francine J. Bovich                                Managing Director
P. Dominic Caldecott                              Managing Director
Frances Campion                                   Managing Director
John S. Coates                                    Managing Director
Stephen C. Cordy                                  Managing Director
Stephen F. Esser                                  Managing Director
William B. Gerlach                                Managing Director
J. David Germany                                  Managing Director
James Gilligan                                    Managing Director
Tracey H. Ivey                                    Managing Director
Michael Kiley                                     Managing Director
Paul W. Klug, Jr.                                 Managing Director
Steven K Kreider                                  Managing Director
William David Lock                                Managing Director
Jeremy Goulding Lodwick                           Managing Director
Yvonne Longley                                    Managing Director
Maryann K. Maiwald                                Managing Director
Jeffrey R. Margolis                               Managing Director
M. Paul Martin                                    Managing Director
Cyril Moulle-Berteaux                             Managing Director
Margaret P. Naylor                                Managing Director
Christopher G. Petrow                             Managing Director
Cory S. Pulfrey                                   Managing Director
Narayan Ramachandran                              Managing Director
Scott F. Richard                                  Managing Director
Robert A. Sargent                                 Managing Director
Roberto M. Sella                                  Managing Director
Kunihiko Sugio                                    Managing Director
Ann D. Thivierge                                  Managing Director
Horacio A. Valeiras                               Managing Director
Richard G. Woolworth, Jr.                         Managing Director
Peter John Wright                                 Managing Director
Laura H. Abramson                                 Executive Director
Jeffrey S. Alvino                                 Executive Director
Kimberly L. Austin                                Executive Director
Karl N. Beinkampen                                Executive Director
E. Clayton Boggs                                  Executive Director
Geraldine T. Boyle                                Executive Director
Paul Gerard Boyne                                 Executive Director
Joseph A. Braccia                                 Executive Director
Brian S. Bruman                                   Executive Director
Jonathan Paul Buckeridge                          Executive Director
Jacqueline M. Carr                                Executive Director
Stefanie V. Chang Yu                              Executive Director
David P. Chu                                      Executive Director
R. Putnam Coes, III                               Executive Director
Kate Cornish-Bowden                               Executive Director
Beth A. Coyne                                     Executive Director
Marc Crespi                                       Executive Director
Joseph C.S. D'Souza                               Executive Director
Bradley S. Daniels                                Executive Director
Peter Dannenbaum                                  Executive Director
Jan-Willem Adriaan De Geus                        Executive Director
Nathalie Francoise Degans                         Executive Director
Mary Sue Highmore Dickinson                       Executive Director
Thomas R Dorr                                     Executive Director
Hassan Elmasry                                    Executive Director
Douglas A. Funke                                  Executive Director
Dennis F. Furey                                   Executive Director
W. Blair Garff                                    Executive Director
Gregg J. Gola                                     Executive Director
Stephen T. Golding                                Executive Director
Thomas L. Grainger                                Executive Director
Steven R. Guyer                                   Executive Director
Stephen P. Haley                                  Executive Director
John D. Hevner                                    Executive Director
Thomas J. Hughes                                  Executive Director
Ruth A. Hughes-Guden                              Executive Director
Karen J. Igler                                    Executive Director
Etsuko Fuseya Jennings                            Executive Director
James Jolinger                                    Executive Director
Michael Kay                                       Executive Director
Douglas J. Ketterer                               Executive Director
Paul D. Koski                                     Executive Director
Brian L. Kramp                                    Executive Director
Michele A. Kreisler                               Executive Director
Michael B. Kushma                                 Executive Director
Noel C. Langlois                                  Executive Director
William T. Lawrence                               Executive Director
Jason S. Leder                                    Executive Director
Tiong Seng Lee                                    Executive Director
Pamela A. Levesque                                Executive Director

Khoon-Min Lim                                     Executive Director
Gordon W. Loery                                   Executive Director
Deanna L. Loughnane                               Executive Director
Susan A. Lucas                                    Executive Director
Dennis P. Lynch                                   Executive Director
Mona Marquardt                                    Executive Director
Ian Richard Martin                                Executive Director
Teresa E. Martini                                 Executive Director
Phoebe McBee                                      Executive Director
Abigail L. McKenna                                Executive Director
Brian N. Metz                                     Executive Director
Nobuaki Miyatake                                  Executive Director
Mitesh Modi                                       Executive Director
Earl L. Nelson                                    Executive Director
Phuong-Que T. Nguyen                              Executive Director
Paul F. O'Brien                                   Executive Director
Bradley F. Okita                                  Executive Director
Alexander A. Pena                                 Executive Director
Michael L. Perl                                   Executive Director
Anthony J. Pesce                                  Executive Director
Bernard V Peterson                                Executive Director
Wayne D. Peterson                                 Executive Director
Anne M. Pickrell                                  Executive Director
Paul C. Psaila                                    Executive Director
Thomas B. Quantrille                              Executive Director
Michael J. Reinbold                               Executive Director
Bruce A. Rodio                                    Executive Director
Christian G. Roth                                 Executive Director
Bruce R. Sandberg                                 Executive Director
James H. Scott                                    Executive Director
Peter J. Seeley                                   Executive Director
Gwen L. Shaneyfelt                                Executive Director
Ruchir Sharma                                     Executive Director
George A. Shows                                   Executive Director
Neil S. Siegel                                    Executive Director
Ashutosh Sinha                                    Executive Director
Kim I. Spellman                                   Executive Director
Neil Stone                                        Executive Director
Hahn S. Sull                                      Executive Director
Shunzo Tatsumi                                    Executive Director
Louise Teeple                                     Executive Director
Tamyra D. Thomas                                  Executive Director
Nicholas Hall Tingley                             Executive Director
Lorraine Truten                                   Executive Director
Hiroshi Ueda                                      Executive Director
Alexander L. Umansky                              Executive Director
Michelle Marie Underwood                          Executive Director
Epco Diederik Van Der Lende                       Executive Director
Willem Pieter Vinke                               Executive Director
Ellen J. Wallace                                  Executive Director
Tomoko Yamaki                                     Executive Director
Marjorie E. Zwick                                 Executive Director
Jeffrey L. Alt                                    Vice President
Hiroyuki Asakawa                                  Vice President
Peter R. Askew                                    Vice President
Stephen M. Atkins                                 Vice President
Eric J. Baurmeister                               Vice President
Mary Jane Bobyock                                 Vice President
Hester Borrie                                     Vice President
Elizabeth Brown                                   Vice President
Michael J. Buce                                   Vice President
Wendy M. Cambor                                   Vice President
Kimberly B. Camp                                  Vice President
Eric J. Carlson                                   Vice President
David Chenyao                                     Vice President
Robert J. Clarkin                                 Vice President
David S. Cohen                                    Vice President
Sherri L. Cohen                                   Vice President
Jennifer C. Cole                                  Vice President
Catherine M. Colecchi                             Vice President
C. Christopher Corrao                             Vice President
James Cowan                                       Vice President
Catherine A. Crandall                             Vice President
Michael Crockford                                 Vice President
Kim W. Cross                                      Vice President
Patricia D. D'Innocenzo                           Vice President
Lisa N. DeMatte                                   Vice President
Alexander J. Denner                               Vice President
Suzanne J. DiCicco                                Vice President
David Dooley                                      Vice President
John F. Dougherty                                 Vice President
Nicole J. Dunn                                    Vice President
Matthew C. Dunning                                Vice President
Martin W Dziura                                   Vice President
Kelly T. Eckenrode                                Vice President
Nannette J. Erdtmann-deGrott                      Vice President
Brian W. Erickson                                 Vice President
Thomas D. Fant                                    Vice President
David A. Farrer                                   Vice President
Joan S. Fisher                                    Vice President
Mark A Foust                                      Vice President
Steven R. Frech                                   Vice President
Paul A. Frick                                     Vice President
Julia A. Gallagher                                Vice President
Ramalingam Ganesh                                 Vice President
James W. Garrett                                  Vice President
David C. Gates                                    Vice President
Joshua M. Givelber                                Vice President
Josephine M. Glass                                Vice President
Jeannette M. Gloge                                Vice President
Jose F. Gonzales-Heres                            Vice President
Janet L Gordon                                    Vice President
Glen M. Greenawald                                Vice President
David A. Gutheil                                  Vice President
Robert St John Harradine                          Vice President
Janice K. Hart                                    Vice President
Philip A. Heaver                                  Vice President
Patrick  J. Heffernan                             Vice President
Angela A. Hennessey                               Vice President
Gerhardt P. Herbert                               Vice President
David R. Hill                                     Vice President
William C. Hogan, III                             Vice President
Andrew F. Hogg                                    Vice President
Kevin C. Holt                                     Vice President
Joseph P. Hondros                                 Vice President
Suzanne M. Hone                                   Vice President
David Horowitz                                    Vice President
Warren Peter Howe                                 Vice President
Timothy H. Jannetta                               Vice President
Karen D. Kalinowski                               Vice President
Vineet Kapur                                      Vice President
Kazuyo Kawabata                                   Vice President
Shari L. Kellner                                  Vice President

John Thomas Kelly-Jones                           Vice President
Michael B. Kleitz                                 Vice President
Wayne A. Klieger                                  Vice President
Adeline Koh                                       Vice President
Jean A. Krepfle                                   Vice President
Judith A. Kukowski                                Vice President
Michael Langhoff                                  Vice President
Todd Levant                                       Vice President
Matthew S. Levitties                              Vice President
Jennifer Liang                                    Vice President
Qian Chad Liu                                     Vice President
Menglin Luo                                       Vice President
Thomas J. Machowski                               Vice President
Graham Macken                                     Vice President
Diane M. Madera                                   Vice President
Eric Marmol                                       Vice President
Natalie L. Marvi-Romeo                            Vice President
Prakash Mavinkurve                                Vice President
David D. McLaughlin                               Vice President
Katharine Merriman                                Vice President
Edward Miller                                     Vice President
Mary Mullin                                       Vice President
Dawn R. Munno                                     Vice President
Jonathan P. Murray                                Vice President
Mikhail Nirenberg                                 Vice President
Hilary Ann O'Neill                                Vice President
Rumi Odo-Kurosaki                                 Vice President
Helene Marie Ouimet                               Vice President
John Pak                                          Vice President
Jacqueline C. Pasquarello                         Vice President
Maria L. Petrocine                                Vice President
Timothy A. Phalon                                 Vice President
John W. Picone                                    Vice President
Ana Cristina Piedrahita                           Vice President
Sheila R. Piernock                                Vice President
Carolyn Patton Piskun                             Vice President
Charles V. Purcell                                Vice President
Michael G. Radin                                  Vice President
Michael B. Ray                                    Vice President
David E. Reidinger                                Vice President
Barbara Mooney Reinhard                           Vice President
Douglas R. Rentz                                  Vice President
John T. Robertson                                 Vice President
James O. Roeder                                   Vice President
John Roscoe                                       Vice President
Kristianna K. Rouff                               Vice President
Ping Ru                                           Vice President
Thomas J. Santamaria                              Vice President
Eric F. Scharpf                                   Vice President
Jennifer L. Schwartz                              Vice President
Janine Seto-Moy                                   Vice President
Timothy B. Shannon                                Vice President
Theresa Shaughnessy                               Vice President
Ilene L. Shore                                    Vice President
Jaidip Singh                                      Vice President
Valerie A. Skinkus                                Vice President
Kelly J. Socci                                    Vice President
James R. Sperans                                  Vice President
Charles M. Stucke                                 Vice President
Elena J. Svitavsky                                Vice President
Matthew P. Thomas                                 Vice President
Matthew Todorow                                   Vice President
Kenneth H. Tollmann                               Vice President
Kerry K. Van Orden                                Vice President
L. Bryan Vickrey                                  Vice President
Vincent E. Vizachero                              Vice President
Geraldine M. Walsh Reddington                     Vice President
Michael D. Wright                                 Vice President
Hooman Yaghoobi                                   Vice President
Allison Ziemer                                    Vice President
Arthur J. Lev                                     Managing Director
                                                  General Counsel and
Vincent B Tritto                                  Executive Director
                                                  Assistant Secretary
James P. Wallin                                   Executive Director
                                                  Assistant Secretary
Madeline D. Barkhorn                              Assistant Secretary
Charlene R. Herzer                                Assistant Secretary
Susan M. Krause                                   Assistant Secretary
Alexander C. Frank                                Treasurer
Eileen S. Wallace                                 Assistant Treasurer


                       HEARTLAND CAPITAL MANAGEMENT, INC.

                                                          Other Substantial
                       Position with                      Business, Profession,
Name                   Heartland                          Vocation or Employment
----                   ---------                          ----------------------
Robert D. Markley      President and Chief Executive
                       Officer                            None
Thomas F. Maurath      Executive Vice President           None


Item 27. Principal Underwriters

(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor.

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of September 18, 2001, were as follows:

Name and Principal                                    Positions and Offices with
Business Address    Positions and Offices with BISYS  Registrant
----------------    --------------------------------  ----------

WC Subsidiary Corp.                 Sole Limited Partner                   None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.           Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

Charles L. Booth                    Executive Representative               None
3435 Stelzer Road
Columbus, Ohio 43219

Walter B. Grimm                     Supervising Principal                  None
3435 Stelzer Road
Columbus, Ohio 43219

(c)     Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Large Cap Opportunity Fund)
36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 13th day of September 2002.

                                              FIFTH THIRD FUNDS

                                              BY: /s/ Jeffrey C. Cusick
                                                  --------------------------
                                              Jeffrey C. Cusick, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                                       Date
* /s/ Jeffrey C. Cusick                     President
------------------------------------        (Principal Executive Officer)               September 13, 2002
Jeffrey C. Cusick

* /s/ Adam S. Ness                          Treasurer (Principal Financial
------------------------------------        and Accounting Officer)                     September 13, 2002
Adam S. Ness

* /s/ Edward Burke Carey                    Chairman and Trustee                        September 13, 2002
------------------------------------
Edward Burke Carey

* /s/ David J. Durham                       Trustee                                     September 13, 2002
---------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.                   Trustee                                     September 13, 2002
------------------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont                       Trustee                                     September 13, 2002
---------------------------
John E. Jaymont

*By:   /s/ Alyssa Albertelli
    ---------------------------------------
    Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

         Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  June 28, 2001


                                                   /s/ Jeffrey C. Cusick
                                                   -----------------------------
                                                   Jeffrey C. Cusick

                                POWER OF ATTORNEY

         Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: September 10, 2001                   /s/ Adam S. Ness
       -----------------------------        ------------------------------------
                                            Adam S. Ness

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                       /s/ Edward Burke Carey
       -----------------                   --------------------------
                                           Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 4, 2001


                                                        /s/ John E. Jaymont
                                                        ------------------------
                                                        John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001

                                                      /s/ David J. Durham
                                                      -------------------------
                                                      David J. Durham

                                POWER OF ATTORNEY

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                                                 /s/ J. Joseph Hale, Jr.
                                                 -------------------------------
                                                 J. Joseph Hale, Jr

                                  EXHIBIT INDEX

(a)(xi)       Amendment No. 18 to the Declaration of Trust
(a)(xii)      Form of Amendment No. 19 to the Declaration of Trust
(d)(i)(A)     Form of Schedule A to the Investment Advisory Contract
(e)(i)(A)     Form of Amended Schedules A, B and C to the Distribution Agreement
(e)(ii) (A)   Form of Amended Exhibit A to Administrative Service Agreement
(h)(i)(A)     Form of Amended Schedule A to Transfer Agency and Accounting
              Services Agreement
(h)(ii)(B)    Form of Amended Schedule A to the Management and Administration
              Agreement
(h)(iii)(B)   Form of Amended Schedule A to the Sub-Administration Agreement
(h)(v)        Shareholder Servicing Plan
(h)(v)(A)     Form of Amended Schedule I to the Shareholder Servicing Plan
(i)           Opinion of Ropes & Gray
(j)(i)        Consent of Ropes & Gray
(m)(i)(A)     Form of Amended Exhibits A, B, C and D to the Rule 12b-1 Plan
(m)(ii)       Combined Rule 12b-1 Agreement
(m)(ii)(A)    Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement
(m)(iii)(A)   Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan
(n)           Form of Amended Multiple Class Plan